Consolidated Schedule of Investments (unaudited) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.8%

Canada — 0.0%
Largo Resources Ltd.(a)	10,127	$5,037

Hong Kong — 0.0%
WH Group Ltd.(b)	52,000	47,996

Italy — 0.0%
Enel SpA	209	1,441
Snam SpA	8,390	38,345
UniCredit SpA	664	5,137
		44,923

Netherlands — 0.0%
ING Groep NV	3,300	16,910

Spain — 0.0%
Telefonica SA	5,454	24,822

United States — 0.8%
Advanced Micro Devices, Inc.(a)	748	34,019
Amgen, Inc.	173	35,072
Analog Devices, Inc.	204	18,289
Applied Materials, Inc.	549	25,155
Bank of America Corp.	7,500	159,225
Broadcom, Inc.	80	18,968
Cisco Systems, Inc.(c)	399	15,685
Citigroup, Inc.	4,200	176,904
Corning, Inc.	912	18,733
D.R. Horton, Inc.	2,280	77,520
Delta Air Lines, Inc.(a)	2,996	85,476
Industrial Select Sector SPDR Fund	4,357	257,107
Intuitive Surgical, Inc.(a)	83	41,102
Invesco QQQ Trust, Series 1	7,448	1,418,099
Johnson & Johnson	226	29,635
JPMorgan Chase & Co.	1,500	135,045
Lam Research Corp.	124	29,760
Las Vegas Sands Corp.	500	21,235
Microchip Technology, Inc.	417	28,273
NVIDIA Corp.	139	36,640
PulteGroup, Inc.	1,579	35,243
Simply Good Foods Co.(a)	4,049	77,984
Starbucks Corp.	2,600	170,924
Texas Instruments, Inc.	521	52,064
VanEck Vectors Gold Miners ETF	3,001	69,143
VanEck Vectors Semiconductor ETF	1,896	222,097
Verizon Communications, Inc.	4,000	214,920
Wynn Resorts Ltd.	700	42,133
Xilinx, Inc.	1,598	124,548

		3,670,998

Total Common Stocks — 0.8% (Cost — $4,577,511)		3,810,686

Security		Par (000)	Value

Asset-Backed Securities — 2.1%
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 2.97%, 01/17/31(b)(d)	USD	400	$372,458
ALM XIV Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 3.36%, 10/15/29(b)(d)		250	212,801
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 2.93%, 11/10/30(b)(d)		500	468,623
Anchorage Capital CLO Ltd.(b)(d):
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 2.85%, 01/28/31		400	378,094
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 2.85%, 01/28/31		400	378,080
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 2.30%, 04/15/31(b)(d)		500	449,514
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 2.39%, 10/15/30(b)(d)		400	374,486
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.16%), 2.95%, 10/25/30(b)(d)		400	374,259
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 7.78%, 10/24/29(b)(d)		400	253,871
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.92%, 01/20/31(b)(d)		500	465,673
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 3.07%, 07/20/30(b)(d)		400	377,958
CIFC Funding Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 2.82%, 04/18/31(b)(d)		400	369,028
Dryden CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 2.34%, 01/15/31(b)(d)		600	558,405
LCM Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 2.89%, 01/20/31(b)(d)		600	559,645
Mariner CLO LLC, Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 3.86%, 07/23/29(b)(d)		250	250,000
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 2.99%, 10/18/30(b)(d)		550	516,701

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd., Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 3.70%, 04/24/29(b)(d)	USD	250	$205,339
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 7.92%, 11/14/29(b)(d)		600	387,265
Rockford Tower CLO Ltd.(b)(d):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 6.62%, 04/15/29		400	252,157
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 3.01%, 10/20/30		400	373,525
RR Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 2.31%, 01/15/30(b)(d)		400	372,977
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 2.95%, 07/15/30(b)(d)		400	375,511
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 2.47%, 01/15/30(b)(d)		400	375,112
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 2.99%, 01/16/31(b)(d)		400	372,594
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 2.35%, 10/15/30(b)(d)		400	375,379
York CLO Ltd.(b)(d):
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.95%, 01/22/31		600	563,272
Series 2016-2A, Class A1R, (3 mo. LIBOR US + 1.09%), 2.09%, 04/20/32 (e)		250	250,000

Total Asset-Backed Securities — 2.1% (Cost — $11,479,723)			10,262,727

Corporate Bonds — 17.3%

Argentina — 0.1%
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		518	217,560
Stoneway Capital Corp.(f):
10.00%, 03/01/27(b)		521	74,349
10.00%, 03/01/27		253	36,150

Security		Par (000)	Value

Argentina (continued)
YPF SA:
8.50%, 07/28/25	USD	100	$51,391
7.00%, 12/15/47		66	32,783

			412,233

Australia — 0.1%
Commonwealth Bank of Australia(b):
2.50%, 09/18/22		12	11,902
3.45%, 03/16/23		209	212,145
FMG Resources August 2006 Pty, Ltd.(b):
4.75%, 05/15/22		9	8,966
5.13%, 03/15/23		6	5,880
5.13%, 05/15/24		9	8,865
Macquarie Group Ltd.(3 mo. LIBOR US + 1.75%), 5.03%, 01/15/30(b)(g)		10	10,253
Telstra Corp. Ltd., 3.50%, 09/21/22	EUR	100	117,647

			375,658

Austria — 0.1%
BAWAG Group AG, (5 year EUR Swap + 2.30%), 2.38%, 03/26/29(g)		100	99,500
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		300	278,417

			377,917

Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36	USD	288	301,605
3.70%, 04/02/40	EUR	100	110,481
4.90%, 02/01/46	USD	71	77,331
Anheuser-Busch InBev SA, 1.75%, 03/07/25	GBP	105	124,143
KBC Group NV, 1.13%, 01/25/24	EUR	200	213,931

			827,491

Brazil — 0.6%
Banco Bradesco SA, 3.20%, 01/27/25(b)	USD	378	346,815
Banco Votorantim SA, 4.00%, 09/24/22(b)		270	261,394
BRF GmbH, 4.35%, 09/29/26(b)		280	237,694
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(b)		365	324,850
Gol Finance SA, 7.00%, 01/31/25(b)		158	67,150
Itau Unibanco Holding SA(b):
2.90%, 01/24/23		455	430,430
3.25%, 01/24/25		455	417,553
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		70	64,427

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Brazil (continued)
Odebrecht Offshore Drilling Finance Ltd.(b):
6.72%, 12/01/22	BRL	112	$89,641
(7.72% PIK), 7.72%, 12/01/26(h)		5	567
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(i)(j)		26	149
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(h)	USD	243	165,847
Petrobras Global Finance BV:
5.30%, 01/27/25		100	95,187
5.09%, 01/15/30(b)		41	36,593
7.25%, 03/17/44		104	104,327
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		248	232,500
Suzano Austria GmbH, 5.00%, 01/15/30		200	176,000

			3,051,124

Canada — 0.1%
Bank of Nova Scotia, 1.38%, 12/05/23	GBP	100	118,870
Canadian Pacific Railway Co., 2.05%, 03/05/30	USD	7	6,507
Gran Tierra Energy, Inc., 7.75%, 05/23/27(b)		207	51,750
Mattamy Group Corp., 5.25%, 12/15/27(b)		6	5,580
Methanex Corp., 5.25%, 12/15/29		20	14,975
Royal Bank of Canada, 0.13%, 07/23/24	EUR	200	203,909
Teck Resources Ltd., 6.13%, 10/01/35	USD	30	27,545
Toronto-Dominion Bank, 0.38%, 04/25/24	EUR	205	212,043
TransCanada PipeLines Ltd.:
4.63%, 03/01/34	USD	5	4,800
5.85%, 03/15/36		3	3,202
4.75%, 05/15/38		12	11,911
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(g)		2	1,565

			662,657

Chile — 0.2%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		200	169,175
Embotelladora Andina SA, 3.95%, 01/21/50(b)		217	182,280
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)		200	189,000
Kenbourne Invest SA, 6.88%, 11/26/24(b)		362	273,876

			814,331

China — 0.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		259	276,604
Baidu, Inc., 4.38%, 05/14/24		200	211,476

Security		Par (000)	Value

China (continued)
Tencent Holdings Ltd., 3.60%, 01/19/28(b)	USD	331	$353,035

			841,115

Colombia — 0.2%
Bancolombia SA, 3.00%, 01/29/25		264	234,960
Ecopetrol SA:
5.38%, 06/26/26		100	96,747
7.38%, 09/18/43		128	126,834
5.88%, 05/28/45		54	48,600
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		232	194,807
Grupo Aval Ltd., 4.38%, 02/04/30(b)		417	334,726

			1,036,674

Cyprus — 0.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		502	185,363

Denmark — 0.1%
Danske Bank A/S(b):
5.00%, 01/12/22		200	205,367
5.38%, 01/12/24		205	211,366
Orsted A/S, 2.13%, 05/17/27	GBP	200	248,527

			665,260

Finland — 0.0%
OP Corporate Bank PLC, 0.60%, 01/18/27	EUR	130	129,598

France — 1.9%
Air Liquide Finance SA, 1.38%, 04/02/30 (k)		100	114,914
Airbus SE, 2.38%, 04/07/32		100	109,453
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24		400	423,575
1.25%, 12/05/25	GBP	200	227,620
BNP Paribas Cardif SA, 1.00%, 11/29/24	EUR	200	207,406
BNP Paribas SA:
0.75%, 11/11/22		480	524,039
3.50%, 03/01/23(b)	USD	200	200,625
(3 mo. Euribor + 0.75%), 0.50%, 07/15/25(g)	EUR	100	103,385
1.50%, 05/25/28		100	111,748
1.63%, 07/02/31		100	93,647
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(g)		200	187,398
BPCE SA:
3.00%, 05/22/22(b)	USD	250	247,559
0.63%, 09/26/24	EUR	200	208,092
0.25%, 01/15/26		200	207,160
1.38%, 12/23/26	GBP	100	112,800
0.50%, 02/24/27	EUR	100	98,657
2.70%, 10/01/29(b)	USD	250	236,924

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(g)	EUR	200	$197,970
Credit Agricole SA:
0.75%, 12/01/22		400	437,541
2.38%, 01/22/25(b)	USD	400	390,632
1.25%, 04/14/26	EUR	100	110,257
Credit Mutuel Arkea SA:
(5 year EURIBOR ICE Swap Rate + 1.45%), 1.88%, 10/25/29(g)		100	100,512
3.38%, 03/11/31		100	104,065
Dassault Systemes SE, 0.01%, 09/16/22		100	108,168
Electricite de France SA, 2.00%, 12/09/49		300	292,138
Engie SA:
(5 year EUR Swap + 3.17%), 3.25%(g)(i)		100	108,773
2.63%, 07/20/22		35	40,322
0.01%, 03/04/27		600	609,949
2.13%, 03/30/32		100	117,040
HSBC France SA, 0.25%, 05/17/24		100	105,865
LVMH Moet Hennessy Louis Vuitton SE:
1.00%, 02/11/23	GBP	200	241,738
0.13%, 02/28/23	EUR	100	108,496
1.13%, 02/11/27	GBP	100	115,801
0.38%, 02/11/31	EUR	100	102,583
MMS USA Investments, Inc., 0.63%, 06/13/25		100	104,994
Orange SA:
5.25%, 12/05/25	GBP	50	72,513
0.01%, 09/04/26	EUR	100	102,360
Pernod Ricard SA:
0.01%, 10/24/23		400	428,978
0.50%, 10/24/27		100	103,976
Schneider Electric SE, 0.25%, 09/09/24		200	215,291
Societe Generale SA:
0.01%, 05/27/22		400	430,748
0.50%, 01/13/23		200	211,845
4.25%, 09/14/23(b)	USD	200	204,375
1.88%, 10/03/24	GBP	100	116,803
0.13%, 02/24/26	EUR	100	102,892
Thales SA, 0.25%, 01/29/27		100	102,486
Total Capital International SA:
0.25%, 07/12/23		100	107,937
1.66%, 07/22/26	GBP	100	118,393
Veolia Environnement SA:
0.89%, 01/14/24	EUR	100	110,878
0.66%, 01/15/31		100	103,099

Security		Par (000)	Value

France (continued)
Vinci SA, 3.75%, 04/10/29(b)	USD	200	$215,722

			9,560,142

Germany — 0.7%
Allianz Finance II BV, 3.50%, 02/14/22	EUR	100	115,470
BASF SE:
2.00%, 12/05/22		255	289,255
1.75%, 03/11/25	GBP	40	48,600
Bayer US Finance II LLC, 3.38%, 07/15/24(b)	USD	8	8,033
BMW US Capital LLC, 2.80%, 04/11/26(b)		72	71,245
Commerzbank AG, 4.00%, 03/30/27	EUR	300	296,485
Daimler Finance North America LLC, 3.75%, 11/05/21(b)	USD	170	168,554
Deutsche Bahn Finance GMBH, 1.88%, 02/13/26	GBP	35	43,734
Deutsche Telekom International Finance BV, 2.49%, 09/19/23(b)	USD	150	148,259
LEG Immobilien AG, 0.88%, 11/28/27	EUR	100	102,671
Merck Financial Services GmbH:
0.01%, 12/15/23		200	213,775
0.13%, 07/16/25		100	106,112
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(g)		200	210,395
Schaeffler AG, 1.88%, 03/26/24		10	9,769
Siemens Financieringsmaatschappij NV:
0.13%, 09/05/29		50	49,923
1.25%, 02/28/31		200	217,743
Volkswagen Financial Services AG:
1.50%, 10/01/24		480	504,787
2.25%, 10/01/27		100	106,203
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	237,570
Volkswagen Group of America Finance LLC, 2.70%, 09/26/22(b)	USD	245	236,964
Volkswagen Leasing GmbH, 1.00%, 02/16/23	EUR	100	106,981
ZF Europe Finance BV, 2.50%, 10/23/27		300	248,115

			3,540,643

Guatemala — 0.0%
Central American Bottling Corp., 5.75%, 01/31/27(b)	USD	200	170,704

India — 0.1%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)		200	164,500

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India (continued)
Future Retail Ltd., 5.60%, 01/22/25(b)	USD	217	$108,771

			273,271

Ireland — 0.0%
ESB Finance DAC, 1.13%, 06/11/30	EUR	105	112,976

Italy — 0.1%
Enel Finance International NV, 0.01%, 06/17/24		110	115,587
Intesa Sanpaolo SpA:
0.75%, 12/04/24		100	101,468
1.75%, 07/04/29		286	277,238

			494,293

Jamaica — 0.0%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)	USD	405	52,729
Digicel Ltd., 6.00%, 04/15/21(b)		247	133,380

			186,109

Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.:
0.87%, 09/07/24	EUR	100	104,609
3.20%, 07/18/29	USD	200	203,363
Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(g)		335	330,825
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 07/14/21		36	35,708
2.85%, 01/11/22		95	95,522
2.63%, 07/14/26		10	9,750
Takeda Pharmaceutical Co. Ltd., 3.00%, 11/21/30	EUR	120	138,023

			917,800

Mexico — 0.5%
Alpha Holding SA de CV, 9.00%, 02/10/25(b)	USD	308	206,360
BBVA Bancomer SA, (5 year CMT + 4.31%), 5.88%, 09/13/34(b)(g)		302	244,431
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)		250	219,727
Minera Mexico SA de CV, 4.50%, 01/26/50(b)		373	313,320
Petroleos Mexicanos:
5.50%, 01/21/21		65	62,546
1.88%, 04/21/22	EUR	100	93,540
6.88%, 08/04/26	USD	60	45,450
6.84%, 01/23/30(b)		194	140,363
5.95%, 01/28/31(b)(l)		546	376,990
6.63%, 06/15/35		490	327,816
6.75%, 09/21/47		100	64,660
7.69%, 01/23/50(b)		169	114,920
6.95%, 01/28/60(b)		321	216,675

Security		Par (000)	Value

Mexico (continued)
Unifin Financiera SAB de CV, (5 year CMT + 6.31%), 8.88%(b)(g)(i)	USD	255	$163,200

			2,589,998

Netherlands — 0.9%
ABN AMRO Bank NV:
0.88%, 01/15/24	EUR	100	109,198
1.38%, 01/16/25	GBP	100	116,874
Allianz Finance II BV, 0.01%, 01/14/25	EUR	100	105,270
BMW Finance NV:
0.01%, 03/24/23		35	36,685
0.01%, 04/14/23		480	502,551
Cooperatieve Rabobank UA:
1.38%, 02/03/27		100	112,034
4.63%, 05/23/29	GBP	300	390,141
Digital Dutch Finco BV, 0.63%, 07/15/25	EUR	100	102,543
Enexis Holding NV, 0.75%, 07/02/31		100	107,003
ING Bank NV, (3 mo. Euribor + 0.40%), 0.08%, 04/08/22 (d)		500	537,567
ING Groep NV:
3.55%, 04/09/24	USD	383	384,849
3.00%, 02/18/26	GBP	100	121,295
(5 year EUR Swap + 2.15%), 2.50%, 02/15/29(g)	EUR	100	108,210
NXP BV/NXP Funding LLC, 4.63%, 06/01/23(b)	USD	206	212,029
NXP BV/NXP Funding LLC/NXP USA, Inc.(b):
3.88%, 06/18/26		11	10,701
4.30%, 06/18/29		59	60,462
RELX Finance BV, 0.50%, 03/10/28	EUR	100	103,043
Shell International Finance BV:
3.25%, 05/11/25	USD	74	77,536
0.13%, 11/08/27	EUR	100	101,149
1.25%, 05/12/28		100	109,355
3.63%, 08/21/42	USD	4	4,096
4.00%, 05/10/46		50	55,521
Siemens Financieringsmaatschappij NV:
1.00%, 02/20/25	GBP	400	472,027
0.01%, 02/20/26	EUR	200	210,679
0.50%, 02/20/32		100	99,663
TenneT Holding BV, 1.50%, 06/03/39		100	106,358
Volkswagen Financial Services NV, 1.63%, 02/10/24	GBP	100	115,424

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Vonovia Finance BV, 1.80%, 06/29/25	EUR	100	$111,458

			4,583,721

Nigeria — 0.0%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(b)	USD	231	194,086

Norway — 0.0%
Telenor ASA, 0.01%, 09/25/23	EUR	160	172,695

Peru — 0.1%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	181	161,882
Inkia Energy Ltd., 5.88%, 11/09/27(b)		400	357,000

			518,882

Portugal — 0.0%
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(b)	EUR	200	127,968

Russia — 0.1%
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26(b)	USD	256	255,600

Saudi Arabia — 0.1%
SABIC Capital II BV, 4.00%, 10/10/23(b)		261	258,390
Saudi Arabian Oil Co., 2.88%, 04/16/24		200	194,500

			452,890

Singapore — 0.0%
Puma International Financing SA, 5.13%, 10/06/24(b)		251	89,105

South Africa — 0.1%
Anglo American Capital PLC, 3.50%, 03/28/22	EUR	125	138,508
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)	USD	200	187,812

			326,320

South Korea — 0.1%
Hyundai Capital America, 3.10%, 04/05/22(b)		305	296,024

Spain — 0.2%
Banco de Sabadell SA:
0.88%, 07/22/25	EUR	100	101,895
5.63%, 05/06/26		100	100,766
Banco Santander SA, 2.71%, 06/27/24	USD	200	196,169
Bankia SA, (5 year EUR Swap + 3.62%), 3.75%, 02/15/29(g)	EUR	200	201,767
Iberdrola International BV, (5 year EUR Swap + 2.97%), 3.25%(g)(i)		200	221,751

Security		Par (000)	Value

Spain (continued)
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	50	$71,302

			893,650

Sweden — 0.1%
Atlas Copco AB, 2.50%, 02/28/23	EUR	100	116,343
Svenska Handelsbanken AB, 0.50%, 02/18/30		100	94,434
Volvo Treasury AB:
(3 mo. Euribor + 0.65%), 0.18%, 09/13/21(d)		200	220,219
0.01%, 02/11/23		100	106,936

			537,932

Switzerland — 0.4%
Credit Suisse Group AG(g):
(1 year EUR Swap + 0.75%), 1.25%, 07/17/25		100	104,445
(1 year GBP Libor + 1.23%), 2.13%, 09/12/25	GBP	100	117,505
(1 year EURIBOR ICE Swap Rate + 3.50%), 3.25%, 04/02/26(k)	EUR	100	113,895
(1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27		100	99,669
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22		195	210,292
Glencore Finance Europe Ltd., 3.13%, 03/26/26	GBP	180	197,140
Glencore Funding LLC, 4.13%, 03/12/24(b)	USD	108	99,281
Sika Capital BV, 0.88%, 04/29/27	EUR	200	203,371
UBS AG, (5 year EUR Swap + 3.40%), 4.75%, 02/12/26(g)		235	253,998
UBS Group AG, (3 mo. LIBOR US + 0.95%), 2.86%, 08/15/23(b)(g)	USD	583	578,104
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39	EUR	100	98,879

			2,076,579

United Arab Emirates — 0.2%
DP World Crescent Ltd., 3.91%, 05/31/23	USD	219	208,939
MDGH - GMTN BV(b):
2.50%, 11/07/24		558	538,470
2.88%, 11/07/29		200	188,804

			936,213

United Kingdom — 0.8%
Barclays PLC, 1.88%, 12/08/23	EUR	100	106,991
BAT Capital Corp.:
3.22%, 09/06/26	USD	65	61,807
3.56%, 08/15/27		122	114,904
4.54%, 08/15/47		104	94,654

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
BAT International Finance PLC:
7.25%, 03/12/24	GBP	90	$130,094
2.25%, 01/16/30	EUR	100	101,074
BP Capital Markets PLC:
0.83%, 11/08/27		120	121,708
1.23%, 05/08/31		130	128,992
British Telecommunications PLC, 0.88%, 09/26/23		100	109,444
Coca-Cola European Partners PLC, 1.13%, 04/12/29		100	104,925
HSBC Holdings PLC:
5.10%, 04/05/21	USD	115	117,578
4.00%, 03/30/22		229	234,267
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(g)		200	204,867
Lloyds Banking Group PLC, (3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(g)		200	198,545
Motability Operations Group PLC, 0.38%, 01/03/26	EUR	100	105,213
National Grid Electricity Transmission PLC, 0.19%, 01/20/25		100	106,125
RELX Capital, Inc., 3.50%, 03/16/23	USD	437	455,004
Reynolds American, Inc.:
4.00%, 06/12/22		75	76,057
4.45%, 06/12/25		44	44,263
5.85%, 08/15/45		71	76,265
Rolls-Royce PLC, 0.88%, 05/09/24	EUR	100	104,014
Royal Bank of Scotland Group PLC, 2.50%, 03/22/23		100	109,329
Standard Chartered PLC(b)(g):
(3 mo. LIBOR US + 1.20%), 2.74%, 09/10/22	USD	270	267,320
(3 mo. LIBOR US + 1.15%), 4.25%, 01/20/23		200	200,784
(3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24		200	202,950
Vodafone Group PLC:
3.75%, 01/16/24		13	13,534
4.13%, 05/30/25		13	13,842
4.38%, 02/19/43		95	97,981
5.25%, 05/30/48		54	65,081

			3,767,612

United States — 8.8%
Abbott Ireland Financing DAC, 0.10%, 11/19/24	EUR	100	104,567
AbbVie, Inc.:
3.60%, 05/14/25	USD	10	10,494
2.95%, 11/21/26(b)		12	12,055
4.50%, 05/14/35		40	45,371
4.70%, 05/14/45		30	33,696
Actavis Funding SCS, 3.85%, 06/15/24		8	8,378

Security		Par (000)	Value

United States (continued)
Activision Blizzard, Inc., 3.40%, 09/15/26	USD	223	$235,108
AEP Texas, Inc.:
3.85%, 10/01/25(b)		110	110,438
Series G, 4.15%, 05/01/49		27	27,693
Series H, 3.45%, 01/15/50		38	33,076
AEP Transmission Co. LLC:
4.25%, 09/15/48		29	29,899
3.80%, 06/15/49		55	59,181
3.15%, 09/15/49		38	38,152
3.65%, 04/01/50		62	63,858
Alabama Power Co.:
6.00%, 03/01/39		5	6,462
3.75%, 03/01/45		95	97,717
3.45%, 10/01/49		51	51,820
Allergan Finance LLC, 4.63%, 10/01/42		4	5,000
Allergan Funding SCS:
1.25%, 06/01/24	EUR	100	110,390
3.80%, 03/15/25	USD	18	18,429
4.55%, 03/15/35		125	137,483
Allergan Sales LLC, 5.00%, 12/15/21(b)		20	20,722
Altria Group, Inc.:
3.80%, 02/14/24		115	116,562
1.70%, 06/15/25	EUR	100	108,173
4.80%, 02/14/29	USD	120	124,891
5.80%, 02/14/39		139	152,166
Ameren Illinois Co.:
3.80%, 05/15/28		25	26,984
3.25%, 03/15/50		81	81,038
American Airlines Pass Through Trust, Class B:
Series 2016-1, 5.25%, 01/15/24		7	6,664
Series 2019-1, 3.85%, 02/15/28		92	71,081
American Airlines Pass-Through Trust:
Series 2015-1, Class B, 3.70%, 05/01/23		6	5,355
Series 2015-2, Class AA, 3.60%, 09/22/27		11	10,198
Series 2015-2, Class B, 4.40%, 09/22/23		91	77,282
Series 2016-2, Class AA, 3.20%, 06/15/28		41	44,586
Series 2016-2, Class B, 4.38%, 06/15/24(b)		73	64,650
Series 2016-3, Class AA, 3.00%, 10/15/28		65	60,888
Series 2016-3, Class B, 3.75%, 10/15/25		148	118,414
Series 2017-1, Class AA, 3.65%, 02/15/29		35	33,273
Series 2017-1, Class B, 4.95%, 02/15/25		19	16,038
Series 2017-2, Class B, 3.70%, 10/15/25		8	7,235

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Airlines Pass-Through Trust (continued):
Series 2019-1, Class AA, 3.15%, 02/15/32	USD	84	$75,380
American Builders & Contractors Supply Co., Inc.(b):
5.88%, 05/15/26		8	7,620
4.00%, 01/15/28		9	8,190
American Express Co.:
2.50%, 08/01/22		40	40,259
3.40%, 02/27/23		60	61,471
3.70%, 08/03/23		20	20,742
3.40%, 02/22/24		11	11,471
2.50%, 07/30/24		267	270,085
3.00%, 10/30/24		31	31,710
American Tower Corp.:
1.95%, 05/22/26	EUR	340	381,499
3.95%, 03/15/29	USD	10	10,394
3.80%, 08/15/29		17	17,209
Amgen, Inc.:
2.45%, 02/21/30		50	49,177
4.66%, 06/15/51		19	23,892
Analog Devices, Inc., 5.30%, 12/15/45		5	6,586
Aon Corp., 4.50%, 12/15/28		75	83,036
Aon PLC:
4.60%, 06/14/44		143	155,829
4.75%, 05/15/45		2	2,229
Apple, Inc., 1.00%, 11/10/22	EUR	100	111,604
AT&T, Inc.:
2.45%, 06/30/20	USD	120	119,928
0.00%, 11/27/22(b)(j)(l)		1,000	927,328
3.15%, 09/04/36	EUR	135	151,674
6.00%, 08/15/40	USD	45	55,009
5.35%, 09/01/40		29	33,461
4.80%, 06/15/44		235	256,256
Autodesk, Inc., 2.85%, 01/15/30		131	128,156
AXA Equitable Holdings, Inc., 3.90%, 04/20/23		31	30,723
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		111	110,800
3.20%, 09/15/49		21	19,079
Bank of America Corp.:
5.88%, 01/05/21		50	51,004
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(g)		65	64,904
(3 mo. LIBOR US + 0.37%), 2.74%, 01/23/22(g)		65	65,184
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(g)		15	15,061
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(g)		10	10,041
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(g)		50	51,010

Security		Par (000)	Value

United States (continued)
Bank of America Corp. (continued):
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(g)	USD	161	$167,458
2.38%, 06/19/24	EUR	100	113,066
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(g)	USD	40	41,851
4.20%, 08/26/24		51	54,244
4.00%, 01/22/25		10	10,524
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(g)		420	433,110
2.30%, 07/25/25	GBP	100	120,074
3.88%, 08/01/25	USD	10	10,628
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(g)		44	43,074
4.45%, 03/03/26		73	78,624
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(g)		288	301,371
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(g)		235	243,543
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(g)		216	220,854
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(g)		92	94,077
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(g)		63	64,987
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(g)		12	12,973
Bausch Health Americas, Inc.(b):
8.50%, 01/31/27		22	22,990
9.25%, 04/01/26		19	20,079
Bausch Health Cos., Inc.(b):
6.13%, 04/15/25		41	40,385
9.00%, 12/15/25		19	20,030
7.00%, 01/15/28		9	9,238
7.25%, 05/30/29		18	18,680
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		16	14,440
Becton Dickinson and Co., 1.40%, 05/24/23	EUR	100	110,585
Becton Dickinson Euro Finance Sarl:
0.17%, 06/04/21		230	250,480
0.63%, 06/04/23		200	215,633
1.21%, 06/04/26		100	106,743
Berry Global, Inc.(b):
4.50%, 02/15/26	USD	6	5,790
4.88%, 07/15/26		16	16,160
5.63%, 07/15/27		6	6,199
Blackstone Holdings Finance Co. LLC, 2.00%, 05/19/25	EUR	100	111,535
Boston Scientific Corp., 3.45%, 03/01/24	USD	107	109,767
Boyd Gaming Corp.:
6.00%, 08/15/26		9	7,740
4.75%, 12/01/27(b)		12	9,900

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BP Capital Markets America, Inc., 3.41%, 02/11/26	USD	30	$29,975
Bristol-Myers Squibb Co.(b):
3.95%, 10/15/20		10	10,098
3.55%, 08/15/22		20	21,082
3.88%, 08/15/25		250	286,362
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.65%, 01/15/23		79	77,064
3.88%, 01/15/27		231	220,690
3.50%, 01/15/28		80	74,066
Broadcom, Inc.(b):
3.13%, 04/15/21		195	192,877
3.13%, 10/15/22		16	15,847
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(b)		13	10,548
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		21	15,166
Calpine Corp., 5.25%, 06/01/26(b)		15	14,250
Cameron Liquified Natural Gas LLC(b):
3.30%, 01/15/35		193	167,032
3.40%, 01/15/38		52	40,650
Capital One Financial Corp.:
3.45%, 04/30/21		115	115,200
0.80%, 06/12/24	EUR	100	97,953
CCO Holdings LLC/CCO Holdings Capital Corp.(b):
5.50%, 05/01/26	USD	19	19,285
5.13%, 05/01/27		41	41,107
5.38%, 06/01/29		19	19,524
4.50%, 08/15/30		21	20,580
Centene Corp.(b):
5.38%, 08/15/26		9	9,180
4.63%, 12/15/29		44	44,220
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44		10	11,683
CenturyLink, Inc.:
5.63%, 04/01/25		6	6,030
5.13%, 12/15/26(b)		16	16,000
4.00%, 02/15/27(b)		16	15,520
Series Y, 7.50%, 04/01/24		12	13,140
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20		201	200,375
4.50%, 02/01/24		30	30,911
4.20%, 03/15/28		15	15,339
6.38%, 10/23/35		136	161,423
6.48%, 10/23/45		283	341,389
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		120	105,308
5.88%, 03/31/25		231	193,492

Security		Par (000)	Value

United States (continued)
Cheniere Corpus Christi Holdings LLC (continued):
5.13%, 06/30/27	USD	77	$68,384
Cimarex Energy Co., 4.38%, 06/01/24		31	24,430
Citgo Holding, Inc., 9.25%, 08/01/24(b)		375	305,625
Citigroup, Inc.:
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(g)		24	24,283
5.15%, 05/21/26	GBP	35	48,345
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(g)	USD	52	53,835
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(g)		21	21,008
Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(i)		20	17,132
Comcast Corp.:
3.15%, 03/01/26		81	84,884
1.50%, 02/20/29	GBP	100	118,106
2.65%, 02/01/30	USD	62	63,785
4.25%, 10/15/30		100	116,388
4.25%, 01/15/33		43	50,237
1.25%, 02/20/40	EUR	160	150,167
4.00%, 11/01/49	USD	147	173,390
4.95%, 10/15/58		10	13,535
Constellation Brands, Inc. (3 mo. LIBOR US + 0.70%), 2.39%, 11/15/21 (d)		70	65,985
Consumers Energy Co.:
3.38%, 08/15/23		2	2,083
3.80%, 11/15/28		20	20,951
3.75%, 02/15/50		123	133,092
3.10%, 08/15/50		20	19,473
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 10/11/21		2	1,705
Continental Resources, Inc., 5.00%, 09/15/22		52	33,173
Corning, Inc., 3.70%, 11/15/23		15	15,848
COX Communications, Inc., 3.25%, 12/15/22(b)		40	40,534
Cox Communications, Inc.(b):
3.15%, 08/15/24		84	85,740
3.35%, 09/15/26		30	30,277
4.50%, 06/30/43		25	24,258
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		11	11,272
Crown Castle International Corp.:
3.20%, 09/01/24		16	15,950
4.45%, 02/15/26		53	56,170
3.70%, 06/15/26		77	78,680
3.80%, 02/15/28		10	10,223
4.30%, 02/15/29		44	45,580
3.10%, 11/15/29		167	159,976

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Crown Castle International Corp. (continued):
5.20%, 02/15/49	USD	73	$80,885
4.15%, 07/01/50		20	19,780
CSX Corp.:
4.25%, 03/15/29		43	48,198
4.30%, 03/01/48		26	28,494
CVS Health Corp.:
3.35%, 03/09/21		60	60,328
3.70%, 03/09/23		50	51,933
3.38%, 08/12/24		18	18,571
4.10%, 03/25/25		134	141,750
4.30%, 03/25/28		183	195,745
5.13%, 07/20/45		26	29,916
Dayton Power & Light Co., 3.95%, 06/15/49(b)		51	51,427
Dell International LLC/EMC Corp.(b):
4.90%, 10/01/26		34	33,463
8.10%, 07/15/36		40	45,961
Delta Air Lines, Inc., 3.40%, 04/19/21		529	481,669
DH Europe Finance II Sarl:
0.20%, 03/18/26	EUR	140	142,638
1.80%, 09/18/49		100	87,941
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)	USD	38	30,876
Diamondback Energy, Inc.:
5.38%, 05/31/25		215	158,519
3.50%, 12/01/29		140	95,189
Discovery Communications LLC:
5.00%, 09/20/37		119	115,583
4.95%, 05/15/42		25	23,805
5.20%, 09/20/47		26	26,197
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43		21	21,268
Dow Chemical Co.:
9.00%, 04/01/21		80	83,954
0.50%, 03/15/27	EUR	100	101,083
Dow Chemical Co. (The), 3.63%, 05/15/26	USD	78	76,321
DTE Electric Co.:
4.30%, 07/01/44		42	47,523
3.95%, 03/01/49		59	63,832
Duke Energy Carolinas LLC:
3.95%, 11/15/28		6	6,638
2.45%, 08/15/29		10	9,798
3.75%, 06/01/45		34	37,221
3.88%, 03/15/46		58	65,135
3.95%, 03/15/48		9	10,131
Duke Energy Florida LLC:
3.80%, 07/15/28		2	2,151
2.50%, 12/01/29		143	140,328
6.40%, 06/15/38		26	37,817

Security		Par (000)	Value

United States (continued)
Duke Energy Florida LLC (continued):
3.40%, 10/01/46	USD	57	$58,435
Duke Energy Progress LLC:
3.00%, 09/15/21		25	25,402
4.10%, 05/15/42		120	138,226
4.10%, 03/15/43		32	35,366
4.15%, 12/01/44		10	11,235
4.20%, 08/15/45		12	13,655
3.70%, 10/15/46		7	7,491
3.60%, 09/15/47		2	2,100
DuPont de Nemours, Inc.:
4.49%, 11/15/25		175	188,464
5.42%, 11/15/48		42	46,211
Elanco Animal Health, Inc., 5.65%, 08/28/28		9	9,489
Eli Lilly & Co., 1.70%, 11/01/49	EUR	100	91,965
Energy Transfer Operating LP:
4.75%, 01/15/26	USD	149	135,823
3.75%, 05/15/30		4	3,082
6.13%, 12/15/45		40	35,713
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24		11	12,176
Entergy Louisiana LLC:
4.00%, 03/15/33		44	48,747
4.20%, 09/01/48		39	43,752
Enterprise Products Operating LLC:
4.45%, 02/15/43		10	9,446
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(g)		9	6,165
Equinix, Inc., 2.63%, 11/18/24		77	73,440
Expedia Group, Inc., 3.80%, 02/15/28		35	30,254
FedEx Corp.:
4.55%, 04/01/46		27	25,669
4.40%, 01/15/47		4	3,611
Fidelity National Information Services, Inc.:
0.75%, 05/21/23	EUR	130	141,017
1.10%, 07/15/24		110	120,432
2.60%, 05/21/25	GBP	310	385,475
0.63%, 12/03/25	EUR	100	104,543
3.00%, 08/15/26	USD	20	20,163
2.95%, 05/21/39	EUR	100	110,737
Fifth Third Bancorp, 2.60%, 06/15/22	USD	180	177,908
FirstEnergy Corp.:
2.65%, 03/01/30		25	23,305
Series C, 3.40%, 03/01/50		39	36,815
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25		51	53,065
5.45%, 07/15/44		36	40,542
4.55%, 04/01/49		70	69,871
Fiserv, Inc.:
3.80%, 10/01/23		2	2,066
2.75%, 07/01/24		149	149,567

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Fiserv, Inc. (continued):
2.25%, 07/01/25	GBP	155	$189,313
3.20%, 07/01/26	USD	110	113,615
4.20%, 10/01/28		140	151,479
3.50%, 07/01/29		89	92,577
Florida Power & Light Co.:
(3 mo. LIBOR US + 0.40%), 2.14%, 05/06/22(d)		615	579,977
5.95%, 10/01/33		15	18,313
5.65%, 02/01/37		12	15,415
4.05%, 06/01/42		21	23,753
3.15%, 10/01/49		122	126,366
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		400	350,000
Fox Corp., 3.05%, 04/07/25(k)		2	1,997
General Dynamics Corp., 3.75%, 05/15/28		10	10,628
General Electric Co.:
4.65%, 10/17/21		134	136,340
6.88%, 01/10/39		20	24,742
General Motors Co.:
6.60%, 04/01/36		17	14,784
6.25%, 10/02/43		43	33,957
General Motors Financial Co., Inc.:
4.00%, 01/15/25		6	5,332
5.25%, 03/01/26		40	35,277
4.35%, 01/17/27		9	7,197
Gilead Sciences, Inc.:
3.65%, 03/01/26		15	16,221
4.80%, 04/01/44		25	32,071
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		70	64,750
4.00%, 01/15/30		154	129,483
Goldman Sachs Group, Inc.:
2.75%, 09/15/20		166	166,430
5.75%, 01/24/22		29	30,724
(3 mo. LIBOR US + 0.78%), 2.56%, 10/31/22(d)(l)		240	231,189
3.63%, 02/20/24		8	8,342
3.85%, 07/08/24		55	57,344
3.50%, 01/23/25		10	10,223
3.75%, 05/22/25		7	7,246
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(g)		20	20,326
3.75%, 02/25/26		168	173,560
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		11	10,147
Gray Television, Inc., 5.88%, 07/15/26(b)		9	8,665
Hasbro, Inc., 3.90%, 11/19/29		15	13,385
HCA, Inc.:
4.75%, 05/01/23		29	29,710
5.00%, 03/15/24		183	189,476

Security		Par (000)	Value

United States (continued)
HCA, Inc. (continued):
5.25%, 06/15/26	USD	105	$110,121
4.50%, 02/15/27		94	96,713
5.88%, 02/01/29		13	13,747
4.13%, 06/15/29		68	68,117
Hertz Corp.(b):
5.50%, 10/15/24		10	5,673
7.13%, 08/01/26		6	3,178
Hess Corp., 3.50%, 07/15/24		150	119,100
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		13	11,050
Honeywell International, Inc.:
1.30%, 02/22/23	EUR	280	313,374
0.01%, 03/10/24		100	106,515
HSBC USA, Inc., 3.50%, 06/23/24	USD	100	100,556
Huntington Ingalls Industries, Inc.:
5.00%, 11/15/25(b)		155	159,884
3.48%, 12/01/27		157	154,453
4.20%, 05/01/30(b)		94	97,432
Huntington National Bank, 3.25%, 05/14/21		250	251,928
Hyundai Capital America, 2.38%, 02/10/23(b)		264	252,809
IBM Credit LLC, 3.45%, 11/30/20		116	117,318
IHS Markit Ltd., 4.00%, 03/01/26(b)		6	5,904
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26		20	20,004
Intercontinental Exchange, Inc.:
4.00%, 10/15/23		2	2,095
3.75%, 09/21/28		5	5,317
International Business Machines Corp.:
2.85%, 05/13/22		112	114,860
0.88%, 01/31/25	EUR	100	109,796
6.50%, 01/15/28	USD	18	23,131
1.20%, 02/11/40	EUR	140	130,383
International Paper Co.:
4.40%, 08/15/47	USD	5	5,000
4.35%, 08/15/48		32	30,944
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20		40	39,392
3.75%, 10/01/21		10	10,096
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(b)		18	19,309
JPMorgan Chase & Co.:
2.55%, 03/01/21		5	5,012
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(g)		88	89,515
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(g)		52	52,670
2.70%, 05/18/23		73	74,920
0.63%, 01/25/24	EUR	270	286,680

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
JPMorgan Chase & Co. (continued):
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(g)	USD	35	$36,627
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(g)		18	19,072
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(g)		17	17,650
3.20%, 06/15/26		83	86,205
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(g)		96	103,240
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(g)		240	253,998
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(g)		422	434,262
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(g)		218	234,051
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(g)		158	173,397
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(g)		68	76,523
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(g)		93	99,736
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(g)		30	30,394
(Secured Overnight Financing Rate + 3.79%), 4.49%, 03/24/31(g)		34	39,304
Juniper Networks, Inc., 4.50%, 03/15/24		122	128,686
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		12	11,460
KeyCorp., 4.15%, 10/29/25		6	6,278
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(b)		13	12,982
Kinder Morgan Energy Partners LP:
5.00%, 08/15/42		11	10,248
5.00%, 03/01/43		31	29,388
5.50%, 03/01/44		33	32,773
5.40%, 09/01/44		3	2,940
KLA Corp.:
4.10%, 03/15/29		86	90,335
3.30%, 03/01/50		112	104,930
L3Harris Technologies, Inc.:
3.95%, 05/28/24(b)		243	254,667
3.83%, 04/27/25		19	19,767
3.85%, 12/15/26(b)		241	248,517
4.40%, 06/15/28		161	171,384
4.40%, 06/15/28(b)		29	30,870
4.85%, 04/27/35		2	2,164
Lam Research Corp.:
2.80%, 06/15/21		83	83,754
3.75%, 03/15/26		90	95,466
4.88%, 03/15/49		41	52,878
Lear Corp., 5.25%, 05/15/49		5	4,340

Security		Par (000)	Value

United States (continued)
Level 3 Financing, Inc., 5.25%, 03/15/26	USD	10	$9,994
Lockheed Martin Corp.:
2.90%, 03/01/25		113	114,483
3.60%, 03/01/35		26	28,431
4.07%, 12/15/42		76	87,773
3.80%, 03/01/45		21	22,797
Lowe’s Cos., Inc.:
3.65%, 04/05/29		5	5,130
3.70%, 04/15/46		3	2,776
LYB International Finance BV, 4.88%, 03/15/44		10	10,790
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24		336	343,219
1.35%, 09/21/26	EUR	335	357,176
McDonald’s Corp.:
3.70%, 02/15/42	USD	8	8,282
3.63%, 05/01/43		20	19,289
4.88%, 12/09/45		118	137,802
4.45%, 09/01/48		72	79,790
Medtronic Global Holdings SCA:
0.01%, 12/02/22	EUR	300	322,623
1.13%, 03/07/27		100	108,330
1.63%, 03/07/31		100	109,305
2.25%, 03/07/39		100	112,293
1.75%, 07/02/49		100	94,519
Series 0000, 0.38%, 03/07/23		280	303,311
Metropolitan Life Global Funding I:
0.01%, 09/23/22		100	106,864
2.38%, 01/11/23		100	113,061
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
4.50%, 09/01/26	USD	6	4,980
5.75%, 02/01/27		10	8,700
MGM Resorts International:
5.75%, 06/15/25		9	8,055
4.63%, 09/01/26		5	4,251
MidAmerican Energy Co.:
3.65%, 04/15/29		241	258,555
3.65%, 08/01/48		23	24,651
Morgan Stanley:
3.70%, 10/23/24		5	5,243
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(g)		186	186,364
4.00%, 07/23/25		18	18,973
3.63%, 01/20/27		141	150,858
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(g)		117	123,257
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(g)		54	59,948
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(g)		193	201,867

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Motorola Solutions, Inc.:
4.60%, 02/23/28	USD	63	$64,203
4.60%, 05/23/29		113	113,972
5.50%, 09/01/44		95	95,771
MPLX LP:
5.25%, 01/15/25(b)		133	114,002
4.00%, 02/15/25		20	16,676
4.13%, 03/01/27		16	13,634
4.25%, 12/01/27(b)		3	2,423
National Retail Properties, Inc., 2.50%, 04/15/30		11	9,786
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/26(b)		10	9,050
Navient Corp.:
7.25%, 09/25/23		6	5,820
6.75%, 06/25/25		6	5,520
6.75%, 06/15/26		6	5,520
NBCUniversal Media LLC:
6.40%, 04/30/40		2	2,997
5.95%, 04/01/41		50	68,608
Netflix, Inc.:
4.38%, 11/15/26		13	13,195
6.38%, 05/15/29		10	10,897
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(b)		6	5,565
Nissan Motor Acceptance Corp., 3.65%, 09/21/21(b)		45	44,085
Norfolk Southern Corp.:
2.90%, 06/15/26		101	103,071
2.55%, 11/01/29		80	77,380
4.10%, 05/15/49		15	16,017
3.40%, 11/01/49		42	40,756
4.05%, 08/15/52		14	15,030
Northern States Power Co.:
3.60%, 09/15/47		20	21,321
2.90%, 03/01/50		48	45,661
Northrop Grumman Corp.:
2.08%, 10/15/20		44	43,830
2.93%, 01/15/25		349	354,255
3.25%, 01/15/28		92	95,599
Northwest Pipeline LLC, 4.00%, 04/01/27		146	144,739
NRG Energy, Inc.(b):
3.75%, 06/15/24		20	19,620
4.45%, 06/15/29		40	40,469
5.25%, 06/15/29		9	9,270
NVIDIA Corp.:
3.20%, 09/16/26		214	238,264
2.85%, 04/01/30		315	328,739
3.50%, 04/01/50		3	3,262
3.70%, 04/01/60		2	2,236
Occidental Petroleum Corp., 0.00%, 10/10/36(j)		110	42,625

Security		Par (000)	Value

United States (continued)
Ohio Power Co.:
4.00%, 06/01/49	USD	50	$51,528
Series D, 6.60%, 03/01/33		22	31,735
Series P, 2.60%, 04/01/30		4	3,885
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28		115	123,045
5.75%, 03/15/29		6	7,316
3.80%, 09/30/47		9	9,006
3.10%, 09/15/49		48	46,555
Oracle Corp.:
3.40%, 07/08/24		105	111,500
3.90%, 05/15/35		10	10,811
3.60%, 04/01/40		191	191,018
4.13%, 05/15/45		20	21,640
3.60%, 04/01/50		382	382,010
Owens Corning, 4.30%, 07/15/47		2	1,707
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(b)		9	8,820
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(b)		13	12,285
Penske Truck Leasing Co. LP/PTL Finance Corp.(b):
3.90%, 02/01/24		4	3,972
4.20%, 04/01/27		56	57,503
Philip Morris International, Inc., 3.13%, 06/03/33	EUR	100	118,150
Phillips 66, 4.88%, 11/15/44	USD	27	27,397
Post Holdings, Inc.(b):
5.00%, 08/15/26		21	21,612
5.50%, 12/15/29		10	10,373
Procter & Gamble Co., 0.63%, 10/30/24	EUR	150	165,204
Prologis Euro Finance LLC:
0.25%, 09/10/27		100	99,776
1.00%, 02/06/35		100	89,371
1.50%, 09/10/49		100	80,045
Prologis LP, 3.00%, 04/15/50	USD	21	18,173
QUALCOMM, Inc.:
4.80%, 05/20/45		17	22,211
4.30%, 05/20/47		13	15,600
Raytheon Co.:
7.20%, 08/15/27		6	7,366
7.00%, 11/01/28		93	120,805
4.20%, 12/15/44		43	48,246
Realty Income Corp.:
4.13%, 10/15/26		13	12,808
3.00%, 01/15/27		6	5,683
Republic Services, Inc.:
2.90%, 07/01/26		144	145,809
3.95%, 05/15/28		159	171,904
Ryder System, Inc.:
2.88%, 06/01/22		81	81,252
3.75%, 06/09/23		5	5,019

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sabine Pass Liquefaction LLC:
5.63%, 03/01/25	USD	135	$123,915
5.88%, 06/30/26		5	4,524
5.00%, 03/15/27		117	99,414
4.20%, 03/15/28		76	65,211
Scientific Games International, Inc., 5.00%, 10/15/25(b)		16	13,920
Select Medical Corp., 6.25%, 08/15/26(b)		15	15,000
Sempra Energy, (3 mo. LIBOR US + 0.50%), 2.33%, 01/15/21 (d)		134	126,929
Service Properties Trust, 4.35%, 10/01/24		50	36,702
SES SA, 1.63%, 03/22/26	EUR	400	427,661
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)	USD	19	19,283
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		12	10,170
Southern California Edison Co., 2.25%, 06/01/30		25	22,572
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)		150	149,250
Standard Industries, Inc., 4.75%, 01/15/28(b)		12	11,051
Starbucks Corp., 3.10%, 03/01/23		128	130,339
Station Casinos LLC, 5.00%, 10/01/25(b)		7	5,830
Stericycle, Inc., 5.38%, 07/15/24(b)		8	7,920
Stryker Corp.:
0.25%, 12/03/24	EUR	100	106,293
0.75%, 03/01/29		100	102,832
Synchrony Financial, 4.38%, 03/19/24	USD	30	29,512
Tampa Electric Co., 4.45%, 06/15/49		57	61,627
Tenet Healthcare Corp.:
4.63%, 09/01/24(b)		8	7,662
5.13%, 05/01/25		18	17,190
4.88%, 01/01/26(b)		26	24,765
6.25%, 02/01/27(b)		19	18,525
Texas Eastern Transmission LP(b):
2.80%, 10/15/22		20	19,648
3.50%, 01/15/28		215	197,073
4.15%, 01/15/48		110	92,218
Textron, Inc., 3.90%, 09/17/29		160	156,343
Thermo Fisher Scientific, Inc.:
3.00%, 04/15/23		160	164,127
4.15%, 02/01/24		55	58,978
2.00%, 04/15/25	EUR	100	113,233
2.95%, 09/19/26	USD	17	17,187
2.60%, 10/01/29		85	81,927
4.50%, 03/25/30		12	13,490
1.88%, 10/01/49	EUR	100	86,453

Security		Par (000)	Value

United States (continued)
Time Warner Cable LLC, 4.50%, 09/15/42	USD	6	$5,634
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		267	303,989
4.00%, 03/15/28		126	113,109
4.60%, 03/15/48		49	48,570
TransDigm, Inc.:
6.25%, 03/15/26(b)		50	49,812
6.38%, 06/15/26		12	11,490
5.50%, 11/15/27(b)		33	29,617
Tyson Foods, Inc., 3.90%, 09/28/23		8	8,311
Union Pacific Corp.:
3.15%, 03/01/24		15	15,592
4.25%, 04/15/43		18	19,678
4.30%, 03/01/49		23	26,100
3.25%, 02/05/50		122	121,288
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		3	2,840
Series 2014-2, Class B, 4.63%, 09/03/22		11	10,326
Series 2015-1, Class AA, 3.45%, 12/01/27		1	834
Series 2016-1, Class B, 3.65%, 01/07/26		17	13,425
Series 2016-2, Class AA, 2.88%, 10/07/28		7	6,639
Series 2016-2, Class B, 3.65%, 10/07/25		5	4,632
Series 2018-1, Class AA, 3.50%, 03/01/30		65	63,455
Series 2019-2, Class B, 3.50%, 05/01/28		64	53,511
Series AA, 2.70%, 05/01/32		76	68,384
United Rentals North America, Inc.:
5.88%, 09/15/26		13	13,166
5.50%, 05/15/27		13	13,120
4.88%, 01/15/28		21	20,370
United Technologies Corp., 4.15%, 05/15/45		25	27,163
UnitedHealth Group, Inc.:
3.10%, 03/15/26		71	74,949
4.38%, 03/15/42		10	11,976
4.75%, 07/15/45		105	133,705
4.20%, 01/15/47		22	25,857
4.45%, 12/15/48		30	36,341
US Airways Pass-Through Trust:
Series 2012-1, Class A, 6.75%, 06/03/21		3	3,264
Series 2013-1, Class B, 5.38%, 11/15/21		8	7,541
US Bancorp, 0.85%, 06/07/24	EUR	100	106,032

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Verizon Communications, Inc.:
3.25%, 02/17/26	EUR	100	$121,159
4.13%, 03/16/27	USD	100	111,184
4.33%, 09/21/28		10	11,373
1.88%, 09/19/30	GBP	100	115,994
4.50%, 08/10/33	USD	247	291,142
4.27%, 01/15/36		257	298,488
4.00%, 03/22/50		45	53,219
Series 20Y, 2.88%, 01/15/38	EUR	110	123,227
ViacomCBS, Inc.:
6.88%, 04/30/36	USD	27	30,413
4.38%, 03/15/43		19	16,838
5.85%, 09/01/43		10	10,246
VICI Properties LP/VICI Note Co., Inc.(b):
4.25%, 12/01/26		16	14,680
4.63%, 12/01/29		12	10,949
Virginia Electric & Power Co.:
8.88%, 11/15/38		10	15,771
3.30%, 12/01/49		66	65,900
Series B, 3.80%, 09/15/47		30	30,440
Series C, 2.75%, 03/15/23		87	87,634
Series C, 4.00%, 11/15/46		15	16,107
Visa, Inc., 2.70%, 04/15/40		75	74,448
Vistra Operations Co. LLC, 5.50%, 09/01/26(b)		13	13,390
Waste Management, Inc.:
4.00%, 07/15/39		35	38,039
4.15%, 07/15/49		68	78,087
Wells Fargo & Co.:
3.75%, 01/24/24		187	197,626
0.50%, 04/26/24	EUR	210	219,785
2.00%, 07/28/25	GBP	200	236,933
3.55%, 09/29/25	USD	121	127,173
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(g)		24	23,645
3.00%, 04/22/26		281	285,902
3.00%, 10/23/26		80	81,771
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(g)		100	103,044
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(g)		114	115,930
Western Midstream Operating LP:
4.00%, 07/01/22		50	32,242
(3 mo. LIBOR US + 0.85%), 2.70%, 01/13/23 (d)		20	10,550
Whirlpool Finance Luxembourg Sarl:
1.25%, 11/02/26	EUR	100	109,462
1.10%, 11/09/27		100	106,752
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)	USD	6	5,220

Security		Par (000)	Value

United States (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b):
5.50%, 03/01/25	USD	22	$20,460
5.25%, 05/15/27		11	9,955
Yum! Brands, Inc., 4.75%, 01/15/30(b)		10	9,400

			43,640,117

Total Corporate Bonds — 17.3% (Cost — $93,819,841)			86,094,751

Floating Rate Loan Interests(d) — 0.0%

Mexico — 0.0%
Credito Real Sab DE CV, Term Loan B, (3 mo. LIBOR + 3.75%), 5.43%, 02/17/23(e)		85	85,000

Total Floating Rate Loan Interests — 0.0% (Cost — $85,000)			85,000

Foreign Agency Obligations — 14.6%

Argentina — 0.1%
Argentine Republic Government International Bond:
5.88%, 01/11/28		981	274,680
5.25%, 01/15/28	EUR	375	105,594
7.13%, 07/06/36	USD	364	95,322
6.88%, 01/11/48		662	176,051

			651,647

Australia — 0.3%
Australia Government Bond:
4.50%, 04/15/20	AUD	270	166,330
2.00%, 12/21/21		210	133,087
5.75%, 07/15/22		320	221,514
2.75%, 04/21/24		130	87,735
4.75%, 04/21/27		220	174,648
2.25%, 05/21/28		90	62,305
3.75%, 04/21/37		80	67,266
3.00%, 03/21/47		441	352,103

			1,264,988

Austria — 0.4%
Republic of Austria Government Bond(b):
0.01%, 07/15/23	EUR	1,069	1,196,154
0.75%, 02/20/28		556	653,179
1.50%, 02/20/47		222	305,002

			2,154,335

Belgium — 0.6%
Belgium Government Bond, 1.60%, 06/22/47(b)		351	466,888

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Belgium (continued)
Kingdom of Belgium Government Bond(b):
0.20%, 10/22/23	EUR	1,539	$1,732,379
0.80%, 06/22/28		855	1,008,418

			3,207,685

Brazil — 0.1%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21	BRL	1,500	302,470

Canada — 0.9%
Canadian Government Bond:
2.00%, 09/01/23	CAD	5,000	3,726,391
5.75%, 06/01/33		170	192,217
5.00%, 06/01/37		90	102,200
4.00%, 06/01/41		280	299,709
3.50%, 12/01/45		140	146,635
2.75%, 12/01/48		210	199,659

			4,666,811

Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/26	CLP	40,000	51,030

China — 2.4%
China Development Bank:
3.30%, 02/01/24	CNY	1,400	201,691
3.50%, 08/13/26		1,900	274,168
3.45%, 09/20/29		3,310	482,179
China Government Bond:
3.19%, 04/11/24		1,400	203,384
2.94%, 10/17/24		8,500	1,227,158
3.12%, 12/05/26		2,020	294,000
3.25%, 11/22/28		100	14,626
3.29%, 05/23/29		55,600	8,200,335
3.13%, 11/21/29		3,270	479,787
3.86%, 07/22/49		3,730	581,365

			11,958,693

Colombia — 0.2%
Colombia Government International Bond:
4.38%, 07/12/21	USD	273	276,071
3.00%, 01/30/30		200	180,800
Colombian TES:
7.25%, 10/18/34	COP	663,200	161,415
Series B, 7.00%, 06/30/32		851,700	204,691

			822,977

Denmark — 0.0%
Denmark Government Bond:
1.50%, 11/15/23	DKK	200	31,670
1.75%, 11/15/25		500	82,851
4.50%, 11/15/39		450	123,455

			237,976

Security		Par (000)	Value

Dominican Republic — 0.0%
Dominican Republic International Bond, 6.88%, 01/29/26	USD	100	$99,219

Egypt — 0.4%
Egypt Government Bond, 16.00%, 06/11/22	EGP	500	32,174
Egypt Government International Bond:
15.90%, 07/02/24		1,475	96,888
16.10%, 05/07/29		13,496	898,715
5.63%, 04/16/30	EUR	343	287,622
6.38%, 04/11/31(b)		505	440,176

			1,755,575

France — 0.5%
France Government Bond OAT:
0.01%, 05/25/20		400	441,348
0.25%, 11/25/20		150	166,169
2.25%, 10/25/22		500	591,602
2.25%, 05/25/24		130	159,490
0.50%, 05/25/25		260	299,339
2.50%, 05/25/30		40	55,284
1.50%, 05/25/31		190	242,565
5.75%, 10/25/32		100	187,039
French Republic Government Bond OAT, 1.50%, 05/25/50(b)		266	349,791

			2,492,627

Greece — 0.3%
Hellenic Republic Government Bond:
3.50%, 01/30/23		49	56,925
3.45%, 04/02/24(b)		254	302,466
1.88%, 07/23/26(b)		120	135,087
3.75%, 01/30/28		87	110,090
3.88%, 03/12/29(b)		570	740,582
3.90%, 01/30/33		12	16,676
4.00%, 01/30/37		10	14,077
4.20%, 01/30/42		30	45,018

			1,420,921

India — 0.6%
India Government Bond:
7.27%, 04/08/26	INR	20,180	279,621
7.17%, 01/08/28		30,200	414,869

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India (continued)
India Government Bond (continued):
7.26%, 01/14/29	INR	168,200	$2,283,614

			2,978,104

Indonesia — 1.0%
Indonesia Government International Bond:
4.88%, 05/05/21	USD	273	275,730
2.88%, 07/08/21	EUR	100	110,841
3.70%, 01/08/22	USD	200	201,250
3.75%, 04/25/22		273	275,047
3.38%, 04/15/23		350	350,219
4.75%, 01/08/26		400	423,500
4.75%, 07/18/47		200	208,125
Indonesia Treasury Bond:
8.38%, 09/15/26	IDR	190,000	11,935
6.13%, 05/15/28		4,447,000	242,526
7.00%, 09/15/30		2,133,000	122,278
6.63%, 05/15/33		3,150,000	166,963
7.50%, 06/15/35		16,703,000	959,578
8.38%, 04/15/39		23,170,000	1,405,685

			4,753,677

Israel — 0.1%
Israel Government International Bond, 3.88%, 07/03/50	USD	569	569,000

Italy — 1.8%
Italy Buoni Poliennali Del Tesoro:
1.45%, 09/15/22	EUR	603	680,054
0.95%, 03/01/23		5,204	5,805,033
4.75%, 09/01/44(b)		232	369,179
2.70%, 03/01/47(b)		235	275,796
3.45%, 03/01/48(b)		255	339,929
3.85%, 09/01/49(b)		924	1,321,059
2.80%, 03/01/67(b)		50	58,035

			8,849,085

Japan — 0.9%
Japan Government Thirty Year Bond:
0.70%, 06/20/48	JPY	259,050	2,594,427
0.40%, 06/20/49		24,500	227,020
0.40%, 12/20/49		28,000	259,569
Japanese Government CPI Linked Bond:
0.10%, 03/10/28		80,071	745,048
0.10%, 03/10/29		83,444	776,041

			4,602,105

Mexico — 0.0%
Mexican Bonos, 8.50%, 05/31/29	MXN	1,263	58,312

Netherlands — 0.7%
Netherlands Government Bond(b):
1.75%, 07/15/23	EUR	1,496	1,781,731

Security		Par (000)	Value

Netherlands (continued)
Netherlands Government Bond(b) (continued):
0.75%, 07/15/28	EUR	795	$956,004
2.75%, 01/15/47		311	576,572

			3,314,307

New Zealand — 0.0%
New Zealand Government Bond:
6.00%, 05/15/21	NZD	140	88,887
2.75%, 04/15/25		100	65,679

			154,566

Norway — 0.0%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	600	60,537

Oman — 0.0%
Oman Government International Bond, 3.63%, 06/15/21	USD	200	184,375

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/01/56(k)		353	383,887

Peru — 0.1%
Peru Government Bond, 5.35%, 08/12/40(b)	PEN	2,235	624,175

Qatar — 0.1%
Qatar Government International Bond:
3.25%, 06/02/26	USD	300	306,750
4.50%, 04/23/28		200	221,000

			527,750

Russia — 0.7%
Russian Federal Bond – OFZ:
8.50%, 09/17/31	RUB	134,803	1,953,906
6.90%, 05/23/29		19,316	250,060
Russian Foreign Bond - Eurobond:
4.25%, 06/23/27	USD	200	209,500
4.38%, 03/21/29		1,000	1,070,000

			3,483,466

Spain — 0.6%
Spain Government Bond(b):
0.50%, 04/30/30	EUR	1,400	1,515,679
2.70%, 10/31/48		675	945,925
1.00%, 10/31/50		365	346,442

			2,808,046

Sweden — 0.1%
Sweden Government Bond:
3.50%, 06/01/22	SEK	1,100	120,697
1.00%, 11/12/26		960	105,251

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
Sweden Government Bond (continued):
3.50%, 03/30/39	SEK	250	$40,566

			266,514

Ukraine — 0.4%
Ukraine Government International Bond:
7.75%, 09/01/25	USD	200	180,750
6.75%, 06/20/26	EUR	260	253,060
9.75%, 11/01/28	USD	1,215	1,183,486
7.38%, 09/25/32		200	181,125

			1,798,421

United Kingdom — 1.2%
United Kingdom Gilt:
1.75%, 09/07/22	GBP	200	258,027
0.75%, 07/22/23		1,826	2,312,983
1.75%, 09/07/37		60	86,886
4.75%, 12/07/38		30	63,581
3.25%, 01/22/44		165	311,632
3.50%, 01/22/45		700	1,389,309
1.50%, 07/22/47		1,040	1,507,353

			5,929,771

Total Foreign Agency Obligations — 14.6% (Cost — $74,031,943)			72,433,052

		Shares

Investment Companies — 1.2%

Equity Funds — 1.2%
iShares China Large-Cap ETF(q)		4,622	173,510
Consumer Discretionary Select Sector SPDR Fund		1,990	195,179
Financial Select Sector SPDR Fund		15,935	331,767
iShares iBoxx $ Investment Grade Corporate Bond ETF(m)(q)		3,494	431,544
iShares iBoxx USD High Yield Corporate Bond ETF(q)		6,261	482,535
iShares JP Morgan USD Emerging Markets Bond ETF(q)		17,451	1,687,163
iShares MSCI Emerging Markets ETF(q)		24,581	838,949
iShares Russell 2000 ETF (q)		2,478	283,632
iShares S&P 500 Value ETF(q)		2,805	269,981
SPDR S&P 500 ETF Trust		5,200	1,340,300

Total Investment Companies — 1.2% (Cost — $7,224,762)			6,034,560

Security		Par (000)	Value

Municipal Bonds — 0.0%

California — 0.0%
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	USD	180	$181,579

Total Municipal Bonds — 0.0% (Cost — $154,555)			181,579

Non-Agency Mortgage-Backed Securities — 1.2%

Cayman Islands — 0.0%
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.67%, 11/21/35(b)(d)		77	71,317

United States — 1.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(m)		250	187,331
Atrium Hotel Portfolio Trust, Series 2017-ATRM(b)(d):
Class D, (1 mo. LIBOR US + 1.95%), 2.65%, 12/15/36		200	160,144
Class E, (1 mo. LIBOR US + 3.05%), 3.75%, 12/15/36		150	116,444
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.70%, 11/15/32(b)(d)		150	119,631
BBCMS Mortgage Trust, Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 2.15%, 03/15/37(b)(d)		500	407,402
BXP Trust, Series 2017-CC(b)(m):
Class D, 3.55%, 08/13/37		110	93,461
Class E, 3.55%, 08/13/37		220	141,274
Citigroup Commercial Mortgage Trust:
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	390,948
Series 2016-C3, Class C, 4.13%, 11/15/49(m)		250	200,498
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	398,360
COMM Mortgage Trust, Series 2016-DC2(m):
Class B, 4.79%, 02/10/49		100	98,315
Class C, 4.79%, 02/10/49		100	84,780
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		347	363,580
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	388,316
DBUBS Mortgage Trust, Series 2017-BRBK(b)(m):
Class E, 3.65%, 10/10/34		400	308,546
Class F, 3.65%, 10/10/34		240	168,853

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
GS Mortgage Securities Corp. Trust, Series 2017-500K(b)(d):
Class D, (1 mo. LIBOR US + 1.30%), 2.00%, 07/15/32	USD	90	$79,665
Class E, (1 mo. LIBOR US + 1.50%), 2.20%, 07/15/32		120	105,183
Class F, (1 mo. LIBOR US + 1.80%), 2.50%, 07/15/32		90	74,658
Class G, (1 mo. LIBOR US + 2.50%), 3.20%, 07/15/32		40	32,791
GS Mortgage Securities Trust, Series 2017-GS7(b):
Class D, 3.00%, 08/10/50		225	148,765
Class E, 3.00%, 08/10/50		180	110,316
MAD Mortgage Trust, Series 2017-330M(b)(m):
Class D, 3.84%, 08/15/34		110	97,489
Class E, 3.90%, 08/15/34		130	100,779
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 6.20%, 07/12/38(m)		2	1,743
MFT Trust, Series 2020-ABC(b)(m):
Class C, 3.48%, 02/06/30		100	85,599
Class D, 3.48%, 02/06/30		105	73,912
Morgan Stanley Bank of America Merrill Lynch Trust, Class A5:
Series 2014-C16, 3.89%, 06/15/47		375	390,329
Series 2015-C25, 3.64%, 10/15/48		400	415,579
Olympic Tower Mortgage Trust, Series 2017-OT(b)(m):
Class D, 4.08%, 05/10/39		130	103,628
Class E, 4.08%, 05/10/39		160	107,359
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(b)(m)		99	84,133
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 2.86%, 12/15/36(b)(d)		93	72,995

			5,712,806

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost — $6,543,478)			5,784,123

Security		Par (000)	Value
Preferred Securities - 0.8%

Capital Trusts — 0.8%

Austria — 0.0%
Erste Group Bank AG, 5.13%(g)(i)	EUR	200	$180,875

Brazil — 0.1%
Itau Unibanco Holding SA, 6.50%(b)(g)(i)	USD	258	238,805

France — 0.0%
BNP Paribas SA, 4.50%(b)(g)(i)		200	154,000

Germany — 0.0%
Bayer AG, 2.38%, 11/12/79(g)	EUR	100	97,191
Volkswagen International Finance NV, 2.70%(g)(i)		100	102,166

			199,357

Italy — 0.1%
UniCredit SpA(g)(i):
7.50%		200	199,902
9.25%		200	206,879

			406,781

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA, 8.88%(g)(i)		200	214,496
Telefonica Europe BV, 4.38%(g)(i)		200	214,445

			428,941

Switzerland — 0.2%
Credit Suisse Group AG, 7.25%(b)(g)(i)	USD	225	204,187
UBS Group AG, 7.00%(b)(g)(i)		650	611,000

			815,187

United Kingdom — 0.1%
Barclays PLC, 7.13%(g)(i)	GBP	270	284,586

United States — 0.2%
Bank of America Corp.,(g)(i):
Series DD, 6.30%	USD	20	21,000
Series FF, 5.88%		85	86,134
Series X, 6.25%		160	162,400
Series Z, 6.50%		75	79,125
Barclays PLC, 7.88%(g)(i)		200	183,000
Capital One Financial Corp., Series E, 5.55%(g)(i)		50	43,000
Energy Transfer Partners LP, Series A, 6.25%(g)(i)		80	40,000
JPMorgan Chase & Co.,(g)(i):
Series FF, 5.00%		120	112,709
Series HH, 4.60%		67	58,638
Series Q, 5.15%		30	28,500
Series S, 6.75%		75	78,375
Series Z, 5.30%		25	23,060
Morgan Stanley, Series J, 5.55%(g)(i)		42	36,540

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
NBCUniversal Enterprise, Inc., 5.25%(b)(i)	USD	100	$100,000

			1,052,481

Total Capital Trusts — 0.8%			3,761,013

		Shares

Preferred Stocks — 0.0%

United States — 0.0%
Federal Home Loan Mortgage Corp.,(i)(j)(m):
Series S, 0.00%		2	12,027
Series Z, 0.00%		2	11,571
Morgan Stanley, Series E, 7.13%(g)(i)		221	5,786

Total Preferred Stocks — 0.0%			29,384

Total Preferred Securities - 0.8% (Cost — $4,405,609)			3,790,397

		Par (000)

U.S. Government Sponsored Agency Securities — 14.7%

Mortgage-Backed Securities — 14.7%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	USD	125	128,763
2.50%, 09/01/27 - 04/15/50(n)		2,720	2,822,841
3.00%, 07/01/29 - 04/15/50(n)		16,918	17,764,600
3.50%, 07/01/29 - 04/15/50(n)		15,873	16,805,935
4.00%, 09/01/33 - 04/15/50(n)		12,836	13,736,541
4.50%, 12/01/45 - 04/15/50(n)		3,677	3,972,284
5.00%, 09/01/35 - 04/15/50(n)		257	282,721
5.50%, 12/01/38 - 04/15/50(n)		253	281,495
6.00%, 07/01/39 - 04/15/50(n)		112	127,983
6.50%, 11/01/38		15	17,465
Freddie Mac Mortgage-Backed Securities:
2.50%, 01/01/29 - 04/01/31		178	185,628
3.00%, 12/01/42 - 12/01/46		648	686,242
3.50%, 04/01/31 - 01/01/48		843	899,123
4.00%, 08/01/40 - 11/01/48		727	784,063
4.50%, 09/01/40 - 08/01/48		391	427,323
5.00%, 05/01/38 - 05/01/39		57	63,464
5.50%, 01/01/39		36	41,036
Ginnie Mae Mortgage-Backed Securities(n):
2.50%, 04/21/50		297	310,388
3.00%, 02/15/45 - 04/21/50		4,916	5,215,538
3.50%, 01/15/42 - 04/21/50		4,520	4,794,149
4.00%, 10/20/40 - 04/21/50		2,147	2,290,216
4.50%, 03/15/47 - 04/21/50		973	1,040,390

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(n) (continued):
5.00%, 10/20/44 - 04/21/50	USD	340	$363,616

Total U.S. Government Sponsored Agency Securities — 14.7% (Cost — $71,488,841)			73,041,804

U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds:
2.25%, 08/15/49		600	730,945
2.38%, 11/15/49		1,200	1,495,031
U.S. Treasury Inflation Indexed Bonds:
0.38%, 01/15/27		1,602	1,639,014
0.50%, 01/15/28		314	326,721
U.S. Treasury Inflation Protected Security:
0.50%, 04/15/24		10,165	10,312,267
0.13%, 10/15/24(l)		2,902	2,937,107
0.13%, 01/15/30		514	529,223
U.S. Treasury Notes:
1.75%, 11/30/21		5	5,129
1.88%, 02/28/22		500	515,860
1.75%, 11/15/29		3,250	3,570,430
1.50%, 02/15/30		1,720	1,851,889

Total U.S. Treasury Obligations — 4.8% (Cost — $22,851,158)			23,913,616

		Shares

Warrants — 0.0%

Venezuela — 0.0%
Venezuela Government International Bond		3,000	3,000

Total Warrants — 0.0% (Cost — $0)			3,000

Total Long-Term Investments — 57.5% (Cost — $296,662,421)			285,435,295

		Par (000)

Short-Term Securities — 6.6%

Foreign Agency Obligations — 0.2%

Egypt — 0.2%
Egypt Treasury Bills(o):
14.12%, 05/26/20	EGP	400	24,864

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt (continued)
Egypt Treasury Bills(o) (continued):
15.64%, 07/28/20	EGP	10,550	$641,466

			666,330
Nigeria — 0.0%
Nigeria Treasury Bills(o):
83.37%, 05/28/20	NGN	32,344	82,885
35.92%, 07/30/20		16,170	41,877

			124,762

Total Foreign Agency Obligations — 0.2%			791,092

		Shares

Money Market Fund — 6.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(p)(q)		31,191,764	31,191,764

Total Money Market Fund — 6.3%			31,191,764

		Par (000)

U.S. Treasury Obligations — 0.1%
U.S. Treasury Inflation Protected Security, 0.13%, 04/15/20	USD	682	683,157

Total U.S. Treasury Obligations — 0.1%			683,157

Total Short-Term Securities — 6.6% (Cost — $32,645,388)			32,666,013

Options Purchased — 0.4% (Cost — $1,964,568)			2,208,476

Total Investments Before TBA Sale Commitments and Options Written — 64.5% (Cost — $331,272,377)			320,309,784

Security		Par (000)	Value

TBA Sale Commitments(n) — (2.0%)

Mortgage-Backed Securities — (2.0%)
Fannie Mae Mortgage-Backed Securities:
2.50%, 04/20/35	USD	206	$(213,640)
3.00%, 04/20/35 - 04/15/50		590	(618,338)
3.50%, 04/15/50		7,393	(7,813,082)
4.00%, 04/15/50		971	(1,035,491)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 04/21/50		214	(226,213)
3.50%, 04/21/50		335	(353,087)

Total TBA Sale Commitments - (2.0)% (Proceeds — $10,052,830)			(10,259,851)

		Shares

Investments Sold Short — (0.1%)
iShares iBoxx USD High Yield Corporate Bond ETF(q)		(6,261)	(482,535)

Total Investments Sold Short — (0.1%) (Proceeds — $550,943)			(482,535)

Options Written — (0.6)% (Premiums Received — $2,252,376)			(3,001,315)

Total Investments, Net of TBA Sale Commitments and Options Written — 61.8% (Cost — $318,416,228)			306,566,083

Other Assets Less Liabilities — 38.2%			189,812,827

Net Assets — 100.0%			$496,378,910

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Zero-coupon bond.
(k)	When-issued security.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(n)	Represents or includes a TBA transaction.
(o)	Rates are discount rates or a range of discount rates as of period end.

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

(p)	Annualized 7-day yield as of period end.
(q)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,456,999	26,734,765	(b)	—	31,191,764	$31,191,764	$29,480	$—	$—
iShares China Large-Cap ETF	10,442	13,432		(19,252)	4,622	173,510	—	(32,282)	(37,622)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	3,494		—	3,494	431,544	—	—	215
iShares iBoxx USD High Yield Corporate Bond ETF(c)	—	17,000		(17,000)	—	—	2,090	3,060	—
iShares JP Morgan USD Emerging Markets Bond ETF	17,451	—		—	17,451	1,687,163	14,441	—	(312,024)
iShares MSCI Emerging Markets ETF	32,382	—		(7,801)	24,581	838,949	—	(63,207)	(243,742)
iShares Russell 2000 ETF	5,800	—		(3,322)	2,478	283,632	1,040	(140,227)	(128,379)
iShares S&P 500 Value ETF	2,805	—		—	2,805	269,981	2,305	—	(94,921)
iShares U.S. Preferred Stock ETF(c)	—	11,000		(11,000)	—	—	1,764	(66,349)	—

						$34,876,543	$51,120	$(299,005)	$(816,473)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviations (continued)

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts
AMT	Alternative Minimum Tax (subject to)
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PIK	Payment-In-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipts

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.95%	08/01/19	Open	$867,500	$880,164	Corporate Bonds	Open/Demand
JPMorgan Chase Bank N.A.	1.65	11/06/19	Open	932,325	938,455	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.95	11/18/19	Open	227,400	229,044	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/09/20	Open	481,543	482,022	Corporate Bonds	Open/Demand

				$2,508,768	$2,529,685

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
30-Year Euro Buxl Bond	2	06/08/20	$463	$(20,251)
Euro BTP	9	06/08/20	1,404	(11,396)
Euro Bund	1	06/08/20	190	(1,865)
Euro Bund	40	06/08/20	7,610	(96,825)
Euro OAT	40	06/08/20	7,377	(125,256)
Euro-Schatz	10	06/08/20	1,231	(1,885)
Euro-Schatz	73	06/08/20	9,033	(20,166)
German Short Euro BTP	5	06/08/20	615	(6,113)
10-Year Australian Treasury Bond	28	06/15/20	2,594	10,554
10-Year Canada Bond	43	06/19/20	4,496	170,430
10-Year U.S. Ultra Long Treasury Note	115	06/19/20	17,944	367,708
Long U.S. Treasury Bond	32	06/19/20	5,730	103,278

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Ultra Long Treasury Bond	47	06/19/20	$10,428	$(64,720)
Long Gilt Future	23	06/26/20	3,891	19,925
2-Year U.S. Treasury Note	364	06/30/20	80,219	623,391
90-Day Euro-Dollar	15	12/14/20	3,737	43,854

				990,663

Short Contracts
Euro-BOBL	75	06/08/20	11,184	71,360
Euro Bund	1	06/08/20	190	2,062
10-Year Japanese Government Treasury Bonds	3	06/15/20	4,257	61,790
10-Year U.S. Treasury Note	46	06/19/20	6,380	(57,168)
Euro Stoxx 50 Index	4	06/19/20	121	(3,700)
MSCI Emerging Markets Index	4	06/19/20	169	7,309
NASDAQ 100 E-Mini Index	15	06/19/20	2,336	(175,628)
S&P 500 E-Mini Index	59	06/19/20	7,581	(273,822)
5-Year U.S. Treasury Note	388	06/30/20	48,639	(348,383)
90-Day Euro-Dollar	15	03/15/21	3,739	(83,081)
90-Day Euro	65	09/13/21	16,200	(461,562)

				(1,260,823)

				$(270,160)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,052,526	USD	202,459	Citibank N.A.	04/02/20	$101
BRL	1,060,181	USD	203,932	Citibank N.A.	04/02/20	102
BRL	1,062,698	USD	204,416	Citibank N.A.	04/02/20	102
BRL	1,247,709	USD	240,004	Citibank N.A.	04/02/20	120
BRL	1,874,845	USD	360,637	Citibank N.A.	04/02/20	180
BRL	1,055,882	USD	203,105	Deutsche Bank AG	04/02/20	102
BRL	2,169,918	USD	417,396	Morgan Stanley & Co. International PLC	04/02/20	209
IDR	5,799,561,815	USD	354,345	BNP Paribas S.A.	04/02/20	1,238
IDR	5,786,298,008	USD	353,534	Bank of America N.A.	04/02/20	1,236
IDR	7,194,682,224	USD	439,585	JPMorgan Chase Bank N.A.	04/02/20	1,536
IDR	21,205,950,000	USD	1,297,000	JPMorgan Chase Bank N.A.	04/02/20	3,181
USD	209,750	BRL	1,052,526	Citibank N.A.	04/02/20	7,189
USD	209,750	BRL	1,060,181	Citibank N.A.	04/02/20	5,716
USD	209,750	BRL	1,062,698	Citibank N.A.	04/02/20	5,232

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	282,000	BRL	1,247,709	Citibank N.A.	04/02/20	$41,876
USD	391,000	BRL	1,874,845	Citibank N.A.	04/02/20	30,182
USD	209,750	BRL	1,055,882	Deutsche Bank AG	04/02/20	6,543
USD	479,000	BRL	2,169,918	Morgan Stanley & Co. International PLC	04/02/20	61,395
USD	401,938	IDR	5,799,561,815	BNP Paribas S.A.	04/02/20	46,355
USD	401,938	IDR	5,786,298,008	Bank of America N.A.	04/02/20	47,168
USD	493,124	IDR	7,194,682,224	JPMorgan Chase Bank N.A.	04/02/20	52,003
USD	354,000	ZAR	6,280,491	Bank of America N.A.	04/02/20	2,850
USD	1,325,204	ZAR	23,370,900	Bank of America N.A.	04/02/20	18,509
USD	342,000	ZAR	5,938,907	Deutsche Bank AG	04/02/20	9,949
USD	429,000	ZAR	6,925,538	Morgan Stanley & Co. International PLC	04/02/20	41,785
EUR	426,000	JPY	49,728,811	Citibank N.A.	04/03/20	7,349
USD	361,000	BRL	1,849,796	JPMorgan Chase Bank N.A.	04/06/20	5,101
USD	433,000	KRW	512,672,000	BNP Paribas S.A.	04/06/20	11,896
USD	584,000	MXN	12,294,076	BNP Paribas S.A.	04/06/20	66,051
USD	479,000	MXN	9,727,812	Goldman Sachs International	04/06/20	69,167
CAD	547,257	USD	386,000	Morgan Stanley & Co. International PLC	04/09/20	2,903
KRW	535,783,500	USD	438,000	BNP Paribas S.A.	04/09/20	2,061
KRW	346,336,000	USD	274,000	JPMorgan Chase Bank N.A.	04/09/20	10,460
USD	773,000	CAD	1,052,068	Morgan Stanley & Co. International PLC	04/09/20	25,358
USD	384,000	ZAR	5,971,513	Citibank N.A.	04/09/20	50,485
USD	482,000	RUB	33,106,170	Citibank N.A.	04/10/20	60,269
USD	483,000	RUB	36,070,440	JPMorgan Chase Bank N.A.	04/10/20	23,508
JPY	50,144,178	USD	457,000	Citibank N.A.	04/13/20	9,538
JPY	21,792,118	USD	196,000	HSBC Bank USA N.A.	04/13/20	6,752
JPY	49,997,134	USD	457,000	JPMorgan Chase Bank N.A.	04/13/20	8,170
JPY	50,018,330	USD	457,000	JPMorgan Chase Bank N.A.	04/13/20	8,367
JPY	50,038,598	USD	457,000	JPMorgan Chase Bank N.A.	04/13/20	8,555
JPY	50,016,090	USD	457,000	UBS AG	04/13/20	8,346
RUB	20,349,260	USD	257,000	Citibank N.A.	04/13/20	2,273
RUB	20,661,280	USD	263,000	Citibank N.A.	04/13/20	248
RUB	34,864,960	USD	442,000	Citibank N.A.	04/13/20	2,219
USD	487,000	JPY	49,734,188	BNP Paribas S.A.	04/13/20	24,277
USD	487,000	JPY	49,928,165	JPMorgan Chase Bank N.A.	04/13/20	22,472
USD	1,528,000	JPY	159,132,918	JPMorgan Chase Bank N.A.	04/13/20	47,439
USD	478,000	JPY	50,871,628	Morgan Stanley & Co. International PLC	04/13/20	4,694
USD	478,000	JPY	50,932,400	Standard Chartered Bank	04/13/20	4,129
USD	503,000	RUB	36,188,335	Bank of America N.A.	04/13/20	41,920
USD	389,000	RUB	28,163,600	Deutsche Bank AG	04/13/20	30,164
USD	184,453	ZAR	3,049,192	JPMorgan Chase Bank N.A.	04/14/20	14,280
USD	235,494	ZAR	3,885,186	JPMorgan Chase Bank N.A.	04/14/20	18,665
USD	247,506	ZAR	4,063,548	JPMorgan Chase Bank N.A.	04/14/20	20,722
USD	303,547	ZAR	5,017,936	JPMorgan Chase Bank N.A.	04/14/20	23,500
USD	389,000	ZAR	6,361,628	UBS AG	04/14/20	33,962
IDR	9,874,079,130	USD	597,524	Bank of America N.A.	04/15/20	9,194
USD	1,822,233	IDR	26,513,493,000	Bank of America N.A.	04/15/20	193,100
USD	241,064	IDR	3,530,381,000	JPMorgan Chase Bank N.A.	04/15/20	24,138

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	416,000	USD	447,037	HSBC Bank USA N.A.	04/16/20	$11,994
EUR	255,000	USD	275,813	JPMorgan Chase Bank N.A.	04/16/20	5,564
EUR	338,000	USD	364,361	JPMorgan Chase Bank N.A.	04/16/20	8,601
USD	280,000	ZAR	4,617,395	Bank of America N.A.	04/17/20	22,422
USD	342,000	COP	1,389,546,000	JPMorgan Chase Bank N.A.	04/20/20	283
CNH	1,902,135	USD	268,000	Goldman Sachs International	04/24/20	124
MXN	6,410,418	USD	268,000	JPMorgan Chase Bank N.A.	04/24/20	1,375
AUD	595,000	USD	354,825	JPMorgan Chase Bank N.A.	04/27/20	11,210
MXN	6,340,532	USD	263,000	Bank of America N.A.	04/27/20	3,324
MXN	4,370,396	USD	177,000	JPMorgan Chase Bank N.A.	04/27/20	6,571
MXN	6,243,103	USD	257,000	UBS AG	04/27/20	5,232
USD	1,167,204	ZAR	20,854,434	BNP Paribas S.A.	04/29/20	5,940
EUR	311,000	USD	341,564	Bank of America N.A.	04/30/20	1,804
GBP	212,000	USD	256,169	JPMorgan Chase Bank N.A.	04/30/20	7,315
AUD	575,000	USD	352,476	Deutsche Bank AG	05/04/20	1,270
EUR	85,000	USD	93,820	JPMorgan Chase Bank N.A.	05/04/20	42
EUR	85,000	USD	93,820	JPMorgan Chase Bank N.A.	05/04/20	42
EUR	230,000	USD	253,962	UBS AG	05/04/20	17
EUR	230,000	USD	253,962	UBS AG	05/04/20	17
USD	793,000	RUB	52,829,660	Deutsche Bank AG	05/06/20	118,920
USD	356,433	EUR	314,000	JPMorgan Chase Bank N.A.	06/12/20	9,179
USD	702,009	EUR	618,436	JPMorgan Chase Bank N.A.	06/12/20	18,079
USD	169,402	COP	673,710,000	BNP Paribas S.A.	06/16/20	4,447
CNH	10,008	AUD	2,278	Morgan Stanley & Co. International PLC	06/17/20	8
CNH	35,411	JPY	534,673	Morgan Stanley & Co. International PLC	06/17/20	—
CNH	35,802,700	USD	5,000,000	Standard Chartered Bank	06/17/20	43,380
CNH	44,980,589	USD	6,300,000	Westpac Banking Corp.	06/17/20	36,231
EUR	1,535,000	GBP	1,362,313	Goldman Sachs International	06/17/20	3,487
EUR	850,000	USD	912,838	UBS AG	06/17/20	27,351
GBP	315,678	EUR	346,180	JPMorgan Chase Bank N.A.	06/17/20	9,715
GBP	630,346	EUR	692,361	JPMorgan Chase Bank N.A.	06/17/20	18,173
GBP	631,471	EUR	692,361	JPMorgan Chase Bank N.A.	06/17/20	19,572
GBP	630,810	EUR	692,361	Morgan Stanley & Co. International PLC	06/17/20	18,750
GBP	5,102,160	EUR	5,600,000	Morgan Stanley & Co. International PLC	06/17/20	151,655
GBP	447,639	EUR	501,803	State Street Bank and Trust Co.	06/17/20	1,706
JPY	1,147,268,671	EUR	9,666,501	Morgan Stanley & Co. International PLC	06/17/20	12,256
JPY	117,491,409	USD	1,086,676	Citibank N.A.	06/17/20	9,559
JPY	157,034,018	USD	1,460,051	Morgan Stanley & Co. International PLC	06/17/20	5,131
JPY	163,295,508	USD	1,519,495	Morgan Stanley & Co. International PLC	06/17/20	4,108
USD	2,448,000	BRL	11,715,638	Citibank N.A.	06/17/20	204,130
USD	1,660,000	CAD	2,309,735	Morgan Stanley & Co. International PLC	06/17/20	17,554
USD	533,012	CNH	3,730,000	BNP Paribas S.A.	06/17/20	7,582
USD	535,514	CNH	3,748,650	Bank of America N.A.	06/17/20	7,457
USD	527,828	CNH	3,692,700	Citibank N.A.	06/17/20	7,653

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	534,727	CNH	3,748,650	UBS AG	06/17/20	$6,670
USD	250,000	CNY	1,762,541	State Street Bank and Trust Co.	06/17/20	1,649
USD	8,758,663	CNY	61,750,000	State Street Bank and Trust Co.	06/17/20	57,773
USD	1,170,587	EUR	1,045,000	BNP Paribas S.A.	06/17/20	14,708
USD	219,932	EUR	197,132	Bank of America N.A.	06/17/20	1,884
USD	971,973	EUR	870,000	Goldman Sachs International	06/17/20	9,662
USD	1,724,997	EUR	1,543,000	JPMorgan Chase Bank N.A.	06/17/20	18,278
USD	249,270	EUR	220,000	Morgan Stanley & Co. International PLC	06/17/20	5,927
USD	249,270	EUR	220,000	Morgan Stanley & Co. International PLC	06/17/20	5,927
USD	1,269,327	EUR	1,135,000	Morgan Stanley & Co. International PLC	06/17/20	13,899
USD	1,460,796	EUR	1,320,357	Morgan Stanley & Co. International PLC	06/17/20	344
USD	1,015,132	EUR	910,000	UBS AG	06/17/20	8,578
USD	3,745,709	GBP	2,995,000	BNP Paribas S.A.	06/17/20	20,662
USD	2,249,475	GBP	1,780,000	HSBC Bank USA N.A.	06/17/20	35,591
USD	158,091	IDR	2,352,388,798	Bank of America N.A.	06/17/20	15,638
USD	3,189,976	IDR	46,017,002,316	JPMorgan Chase Bank N.A.	06/17/20	403,347
USD	1,755,000	IDR	26,316,400,500	Morgan Stanley & Co. International PLC	06/17/20	161,371
USD	1,732,343	INR	131,225,000	BNP Paribas S.A.	06/17/20	25,826
USD	66,906	INR	5,125,000	Bank of America N.A.	06/17/20	258
USD	153,999	INR	11,650,000	Barclays Bank PLC	06/17/20	2,496
USD	154,346	INR	11,650,000	Barclays Bank PLC	06/17/20	2,843
USD	270,000	INR	20,418,750	Barclays Bank PLC	06/17/20	4,464
USD	1,735,321	INR	131,225,000	Barclays Bank PLC	06/17/20	28,804
USD	67,275	INR	5,160,000	Citibank N.A.	06/17/20	172
USD	65,931	INR	5,050,000	JPMorgan Chase Bank N.A.	06/17/20	258
USD	102,598	INR	7,740,000	JPMorgan Chase Bank N.A.	06/17/20	1,943
USD	66,906	INR	5,125,000	Natwest Markets PLC	06/17/20	258
USD	2,657,440	JPY	282,760,000	BNP Paribas S.A.	06/17/20	19,191
USD	245,000	JPY	24,925,738	Morgan Stanley & Co. International PLC	06/17/20	12,434
USD	1,315,654	JPY	140,000,000	State Street Bank and Trust Co.	06/17/20	9,406
USD	8,000,000	JPY	852,780,000	UBS AG	06/17/20	43,269
USD	50,783	PLN	200,000	BNP Paribas S.A.	06/17/20	2,452
USD	5,742,545	RUB	388,511,898	Citibank N.A.	06/17/20	825,358
USD	1,620,000	RUB	120,882,894	Goldman Sachs International	06/17/20	90,050
USD	310,000	SEK	3,012,409	BNP Paribas S.A.	06/17/20	4,978
USD	321,943	SGD	450,000	Natwest Markets PLC	06/17/20	4,973
USD	168,000	ZAR	2,779,519	Morgan Stanley & Co. International PLC	06/17/20	14,147
USD	830,872	ZAR	13,740,000	Morgan Stanley & Co. International PLC	06/17/20	70,331
USD	3,149,153	IDR	46,017,002,316	JPMorgan Chase Bank N.A.	07/15/20	377,288
USD	223,844	EUR	198,926	UBS AG	11/27/20	2,715

						4,461,643

BRL	1,262,514	USD	282,000	Citibank N.A.	04/02/20	(39,027)
BRL	923,325	USD	195,000	Deutsche Bank AG	04/02/20	(17,304)

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,414,316	USD	764,000	Deutsche Bank AG	04/02/20	$(106,908)
BRL	1,849,461	USD	361,000	JPMorgan Chase Bank N.A.	04/02/20	(5,067)
BRL	1,810,095	USD	389,000	Morgan Stanley & Co. International PLC	04/02/20	(40,644)
USD	242,852	BRL	1,262,514	Citibank N.A.	04/02/20	(121)
USD	177,607	BRL	923,325	Deutsche Bank AG	04/02/20	(89)
USD	656,763	BRL	3,414,316	Deutsche Bank AG	04/02/20	(329)
USD	355,754	BRL	1,849,461	JPMorgan Chase Bank N.A.	04/02/20	(178)
USD	348,182	BRL	1,810,095	Morgan Stanley & Co. International PLC	04/02/20	(174)
USD	1,295,653	IDR	21,205,950,000	JPMorgan Chase Bank N.A.	04/02/20	(4,528)
ZAR	9,258,473	USD	584,000	BNP Paribas S.A.	04/02/20	(66,347)
ZAR	20,771,562	USD	1,167,204	BNP Paribas S.A.	04/02/20	(5,841)
ZAR	5,556,508	USD	361,500	Bank of America N.A.	04/02/20	(50,829)
ZAR	6,158,607	USD	357,000	Bank of America N.A.	04/02/20	(12,665)
ZAR	4,078,437	USD	265,000	Deutsche Bank AG	04/02/20	(36,970)
ZAR	5,983,438	USD	342,000	JPMorgan Chase Bank N.A.	04/02/20	(7,459)
JPY	50,326,136	EUR	426,000	JPMorgan Chase Bank N.A.	04/03/20	(1,794)
KRW	518,907,200	USD	433,000	JPMorgan Chase Bank N.A.	04/06/20	(6,774)
MXN	11,970,657	USD	584,000	Citibank N.A.	04/06/20	(79,676)
MXN	9,237,765	USD	479,000	UBS AG	04/06/20	(89,813)
MXN	9,953,644	USD	472,700	UBS AG	04/06/20	(53,353)
MXN	36,365,439	USD	1,727,000	UBS AG	04/06/20	(194,925)
CAD	535,596	USD	387,000	JPMorgan Chase Bank N.A.	04/09/20	(6,384)
KRW	460,099,900	USD	382,000	JPMorgan Chase Bank N.A.	04/09/20	(4,101)
USD	388,000	KRW	474,331,579	BNP Paribas S.A.	04/09/20	(1,588)
USD	268,000	KRW	334,732,000	JPMorgan Chase Bank N.A.	04/09/20	(6,929)
ZAR	6,119,808	USD	384,000	Bank of America N.A.	04/09/20	(42,203)
RUB	19,914,930	USD	257,000	Citibank N.A.	04/10/20	(3,309)
JPY	100,780,481	USD	977,000	HSBC Bank USA N.A.	04/13/20	(39,346)
ZAR	6,311,720	USD	389,000	Bank of America N.A.	04/14/20	(36,748)
ZAR	7,918,044	USD	488,000	Bank of America N.A.	04/14/20	(46,100)
ZAR	7,752,440	USD	483,000	Citibank N.A.	04/14/20	(50,342)
IDR	6,242,072,028	USD	453,606	BNP Paribas S.A.	04/15/20	(70,059)
IDR	5,800,157,815	USD	421,217	Bank of America N.A.	04/15/20	(64,824)
IDR	5,790,341,808	USD	421,177	JPMorgan Chase Bank N.A.	04/15/20	(65,387)
IDR	23,636,825,000	USD	1,618,961	Morgan Stanley & Co. International PLC	04/15/20	(166,585)
IDR	38,492,314,693	USD	2,516,660	UBS AG	04/15/20	(151,483)
USD	1,297,000	IDR	21,266,909,000	JPMorgan Chase Bank N.A.	04/15/20	(9,755)
USD	279,047	EUR	255,000	BNP Paribas S.A.	04/16/20	(2,330)
USD	826,149	EUR	754,000	Morgan Stanley & Co. International PLC	04/16/20	(5,843)
USD	263,000	ZAR	4,725,699	Deutsche Bank AG	04/17/20	(619)
ZAR	9,282,347	USD	574,000	HSBC Bank USA N.A.	04/17/20	(56,192)
COP	1,048,691,000	USD	259,000	Deutsche Bank AG	04/20/20	(1,106)
USD	278,000	COP	1,160,650,000	Citibank N.A.	04/20/20	(7,427)
KZT	24,034,500	USD	63,000	Citibank N.A.	04/24/20	(10,003)
KZT	23,040,000	USD	60,000	Goldman Sachs International	04/24/20	(9,196)
USD	268,000	MXN	6,512,936	Citibank N.A.	04/24/20	(5,683)
MXN	6,138,750	USD	259,000	UBS AG	04/27/20	(1,152)
USD	360,660	AUD	595,000	UBS AG	04/27/20	(5,374)

28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	354,000	CAD	513,917	UBS AG	04/27/20	$(11,298)
USD	177,000	MXN	4,460,322	UBS AG	04/27/20	(10,349)
IDR	4,134,873,000	USD	257,000	JPMorgan Chase Bank N.A.	04/30/20	(4,004)
USD	342,833	EUR	311,000	HSBC Bank USA N.A.	04/30/20	(535)
USD	259,389	GBP	212,000	UBS AG	04/30/20	(4,095)
USD	257,000	IDR	4,223,795,000	JPMorgan Chase Bank N.A.	04/30/20	(1,437)
RUB	52,829,660	USD	793,000	Citibank N.A.	05/06/20	(118,920)
USD	98,602	EUR	91,783	UBS AG	06/12/20	(2,901)
AUD	816,000	USD	508,509	BNP Paribas S.A.	06/17/20	(6,485)
BRL	3,881,122	USD	811,000	Citibank N.A.	06/17/20	(67,657)
CAD	473,106	USD	340,000	Morgan Stanley & Co. International PLC	06/17/20	(3,576)
CAD	3,600,000	USD	2,587,138	Morgan Stanley & Co. International PLC	06/17/20	(27,189)
CHF	47,389	USD	50,000	Bank of America N.A.	06/17/20	(586)
CNH	1,145,000	USD	162,227	Citibank N.A.	06/17/20	(936)
CNH	9,151,678	USD	1,300,000	Morgan Stanley & Co. International PLC	06/17/20	(10,841)
CZK	12,478,802	USD	530,000	Morgan Stanley & Co. International PLC	06/17/20	(27,397)
EUR	1,635,000	GBP	1,455,722	Morgan Stanley & Co. International PLC	06/17/20	(2,082)
EUR	105,000	USD	118,136	Barclays Bank PLC	06/17/20	(1,995)
EUR	115,000	USD	130,530	Citibank N.A.	06/17/20	(3,328)
EUR	115,000	USD	130,711	JPMorgan Chase Bank N.A.	06/17/20	(3,509)
EUR	400,000	USD	445,797	Morgan Stanley & Co. International PLC	06/17/20	(3,355)
EUR	14,000,000	USD	15,498,172	State Street Bank and Trust Co.	06/17/20	(12,715)
EUR	105,000	USD	117,965	UBS AG	06/17/20	(1,824)
GBP	335,911	EUR	380,000	BNP Paribas S.A.	06/17/20	(2,528)
GBP	336,451	EUR	380,000	BNP Paribas S.A.	06/17/20	(1,857)
GBP	437,307	EUR	494,590	Citibank N.A.	06/17/20	(3,166)
GBP	545,659	EUR	620,000	Deutsche Bank AG	06/17/20	(7,118)
GBP	17,677	EUR	19,988	Goldman Sachs International	06/17/20	(123)
GBP	446,868	EUR	510,000	Goldman Sachs International	06/17/20	(8,318)
GBP	122,874	EUR	138,197	Royal Bank of Canada	06/17/20	(35)
GBP	110,936	EUR	125,421	Societe Generale	06/17/20	(752)
IDR	8,793,191,000	USD	535,271	BNP Paribas S.A.	06/17/20	(2,786)
IDR	590,000,000	USD	39,651	Bank of America N.A.	06/17/20	(3,922)
IDR	6,960,000,000	USD	467,742	Bank of America N.A.	06/17/20	(46,269)
INR	1,900,000	USD	25,083	BNP Paribas S.A.	06/17/20	(374)
INR	8,700,000	USD	114,851	BNP Paribas S.A.	06/17/20	(1,712)
INR	25,750,000	USD	339,934	BNP Paribas S.A.	06/17/20	(5,068)
INR	1,900,000	USD	25,126	Barclays Bank PLC	06/17/20	(417)
INR	8,700,000	USD	115,049	Barclays Bank PLC	06/17/20	(1,910)
INR	25,750,000	USD	340,518	Barclays Bank PLC	06/17/20	(5,652)
INR	24,130,000	USD	316,916	JPMorgan Chase Bank N.A.	06/17/20	(3,117)
JPY	5,000,000	USD	48,492	Goldman Sachs International	06/17/20	(1,840)
JPY	1,377,345,446	USD	12,944,903	Morgan Stanley & Co. International PLC	06/17/20	(93,795)
KRW	723,098,700	USD	600,000	BNP Paribas S.A.	06/17/20	(5,211)
MXN	1,153,311	USD	52,000	Natwest Markets PLC	06/17/20	(3,927)

29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	3,459,920	USD	156,000	UBS AG	06/17/20	$(11,780)
MYR	2,367,508	USD	550,000	Morgan Stanley & Co. International PLC	06/17/20	(2,004)
NOK	13,367,274	CAD	1,854,366	BNP Paribas S.A.	06/17/20	(32,507)
NZD	20,000	USD	12,482	UBS AG	06/17/20	(556)
PLN	3,820,548	USD	970,000	Morgan Stanley & Co. International PLC	06/17/20	(46,743)
RUB	23,505,000	USD	307,980	Bank of America N.A.	06/17/20	(10,489)
RUB	11,665,000	USD	158,277	Barclays Bank PLC	06/17/20	(10,639)
RUB	11,850,000	USD	160,482	Barclays Bank PLC	06/17/20	(10,503)
RUB	12,650,000	USD	165,511	Barclays Bank PLC	06/17/20	(5,407)
RUB	22,285,000	USD	293,301	Barclays Bank PLC	06/17/20	(11,252)
RUB	23,260,000	USD	313,477	Barclays Bank PLC	06/17/20	(19,088)
RUB	11,670,000	USD	153,079	Credit Suisse International	06/17/20	(5,378)
RUB	11,750,000	USD	156,167	Credit Suisse International	06/17/20	(7,453)
RUB	11,782,264	USD	154,867	Credit Suisse International	06/17/20	(5,745)
RUB	11,805,496	USD	154,300	Credit Suisse International	06/17/20	(4,884)
RUB	12,808,104	USD	173,106	Credit Suisse International	06/17/20	(11,001)
RUB	12,810,000	USD	174,262	Credit Suisse International	06/17/20	(12,133)
RUB	12,566,597	USD	164,216	Goldman Sachs International	06/17/20	(5,167)
RUB	33,775,000	USD	459,055	Societe Generale	06/17/20	(31,583)
SGD	180,000	USD	128,933	Barclays Bank PLC	06/17/20	(2,146)
SGD	2,544,544	USD	1,800,000	State Street Bank and Trust Co.	06/17/20	(7,683)
TRY	1,443,234	USD	222,000	Citibank N.A.	06/17/20	(8,516)
TWD	32,675,500	USD	1,100,000	Royal Bank of Canada	06/17/20	(7,247)
USD	2,930,676	EUR	2,700,000	BNP Paribas S.A.	06/17/20	(55,805)
USD	470,573	EUR	430,000	Bank of America N.A.	06/17/20	(5,052)
USD	1,522,921	EUR	1,400,000	Bank of America N.A.	06/17/20	(25,624)
USD	3,037,457	EUR	2,800,000	Bank of America N.A.	06/17/20	(59,635)
USD	218,531	EUR	198,000	Westpac Banking Corp.	06/17/20	(477)
USD	57,902	HKD	450,000	BNP Paribas S.A.	06/17/20	(125)
USD	3,000,000	JPY	330,610,740	State Street Bank and Trust Co.	06/17/20	(84,712)
KZT	23,355,000	USD	60,000	Goldman Sachs International	07/24/20	(10,446)
KZT	25,901,865	USD	66,330	Natwest Markets PLC	07/24/20	(11,372)

						(2,740,946)

Net unrealized appreciation						$1,720,697

Interest Rate Caps - Purchased

Description	Exercise Rate	Counterparty		Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y–10Y CMS Index Cap	0.50%	Morgan Stanley & Co International Plc	05/06/20	USD	86,820	$13,630	$39,069	$(25,439)
2Y-10Y CMS Index Cap	0.21	Goldman Sachs International	05/29/20	USD	26,204	44,616	40,616	4,000

						$58,246	$79,685	$(21,439)

30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	5	04/03/20	USD	270.00	USD	129	$343
Invesco QQQ Trust	46	04/17/20	USD	220.00	USD	876	690
Invesco QQQ Trust	12	04/17/20	USD	225.00	USD	228	108
Lowe’s Cos., Inc.	40	04/17/20	USD	125.00	USD	344	560
S&P 500 Index	136	04/17/20	USD	3,144.57	USD	352	6
SPDR S&P 500 ETF Trust	435	04/17/20	USD	346.00	USD	11,212	652
SPDR S&P 500 ETF Trust	69	04/17/20	USD	323.00	USD	1,778	311
SPDR S&P 500 ETF Trust	91	04/17/20	USD	320.00	USD	2,346	409
SPDR S&P 500 ETF Trust	54	04/17/20	USD	315.00	USD	1,392	297
SPDR S&P 500 ETF Trust	36	04/17/20	USD	290.00	USD	928	1,152
SPDR S&P 500 ETF Trust	30	04/17/20	USD	260.00	USD	773	25,725
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	80	04/17/20	USD	50.00	USD	382	7,400
iShares China Large-Cap ETF	161	04/17/20	USD	45.00	USD	604	402
SPDR S&P 500 ETF Trust	18	04/24/20	USD	310.00	USD	464	216
CVS Health Corp.	14	05/15/20	USD	65.00	USD	83	2,345
Invesco QQQ Trust	13	05/15/20	USD	230.00	USD	248	377
SPDR S&P 500 ETF Trust	40	05/15/20	USD	270.00	USD	1,031	34,580
Euro Stoxx Banks	127	06/19/20	EUR	100.00	EUR	1,095	1,751
SPDR S&P 500 ETF Trust	27	06/19/20	USD	328.00	USD	696	499
Invesco QQQ Trust	14	07/17/20	USD	228.00	USD	267	1,974
SPDR S&P 500 ETF Trust	49	07/17/20	USD	285.00	USD	1,263	32,928
SPDR S&P 500 ETF Trust	8	09/30/20	USD	294.00	USD	206	5,476
SPDR S&P 500 ETF Trust	45	12/18/20	USD	290.00	USD	1,160	49,725

							167,926

Put
iShares iBoxx USD High Yield Corporate Bond ETF	67	04/17/20	USD	88.00	USD	516	76,045
iShares iBoxx USD High Yield Corporate Bond ETF	17	04/17/20	USD	87.00	USD	131	17,595

							93,640

							$261,566

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range			Notional Amount (000)	Value
Call
EUR Currency	One-touch	Citibank N.A.	85,000	04/14/20	EUR	1.05	EUR	1.05	EUR	85	$7,347
MXN currency Call/USD currency Put	Down-and-out	Deutsche Bank AG	600,000	04/29/20	USD	23.40	USD	22.50	USD	600	371
CAD Currency	One-touch	UBS AG	236,000	05/04/20	CAD	84.00	CAD	84.00	CAD	236	4,729
CAD Currency	One-touch	Citibank N.A.	115,000	05/04/20	CAD	84.00	CAD	84.00	CAD	115	2,304
EUR currency	Instant one-touch	Bank of America N.A.	45,000	05/25/20	EUR	1.16	CHF	1.16	EUR	45	846
EUR currency	Instant one-touch	Bank of America N.A.	49,000	05/25/20	EUR	1.16	CHF	1.16	EUR	49	921
AUD Currency	One-touch	JPMorgan Chase Bank N.A.	269,000	06/08/20	AUD	76.00	AUD	76.00	AUD	269	1,870
USD currency	One-touch	Standard Chartered Bank	142,000	06/16/20	USD	6.70	CNH	6.70	USD	142	10,409
EUR currency	Instant one-touch	Bank of America N.A.	45,000	08/25/20	EUR	1.17	CHF	1.17	EUR	45	1,927
EUR currency	Instant one-touch	Bank of America N.A.	49,000	08/25/20	EUR	1.17	CHF	1.17	EUR	49	2,098

											32,822

31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased (continued)

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
MXN currency Call/USD currency Put	Down-and-out	Bank of America N.A.	764,000	04/02/20	USD	19.50	USD	18.85	USD	764	$1
USD Currency	One-touch	JPMorgan Chase Bank N.A.	52,000	04/14/20	USD	6.73	USD	6.73	USD	52	137
RUB currency Call/USD currency Put	Down-and-out	Deutsche Bank AG	946,000	04/24/20	USD	65.30	USD	63.20	USD	946	8
EUR Currency	One-touch	Goldman Sachs International	80,000	08/13/20	EUR	1.05	EUR	1.05	EUR	80	10,599

											10,745

											$43,567

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 08/15/30	3-Month LIBOR, 1.45%,	Quarterly	1.08%	Semi-Annual	Bank of America N.A.	08/13/20	1.08%	USD	4,248	$187,622
Put
10-Year Interest Rate Swap, 04/10/30	1.88%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	04/08/20	1.88	USD	7,285	—
10-Year Interest Rate Swap, 08/13/30	1.80	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	08/11/20	1.80	USD	8,100	5,978
10-Year Interest Rate Swap, 08/15/30	2.08	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	08/13/20	2.08	USD	4,248	1,398

										7,376

										$194,998

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	04/07/20	KRW	1,200.00	USD	768	$14,451
USD Currency	Citibank N.A.	—	04/08/20	ZAR	15.60	USD	1,253	157,481
EUR Currency	JPMorgan Chase Bank N.A.	—	04/14/20	USD	1.08	EUR	1,356	3,416
AUD Currency	Citibank N.A.	—	04/17/20	USD	0.71	AUD	3,130	108
Apple, Inc.	Morgan Stanley & Co. International PLC	1,000	04/17/20	USD	270.00	USD	254	4,300
HCA Holdings Inc.	Morgan Stanley & Co. International PLC	303	04/17/20	USD	135.00	USD	27	212
AUD Currency	Bank of America N.A.	—	04/28/20	USD	0.69	AUD	1,620	291
USD Currency	Deutsche Bank AG	—	04/29/20	ZAR	17.50	USD	1,226	17,954
USD Currency	JPMorgan Chase Bank N.A.	—	05/21/20	MXN	25.50	USD	354	7,993
S&P 500 Index	Goldman Sachs International	152	06/02/20	USD	3,113.65	USD	393	466
USD Currency	Deutsche Bank AG	—	06/04/20	ZAR	15.80	USD	1,436	176,691
HCA Holdings Inc.	Morgan Stanley & Co. International PLC	303	06/19/20	USD	135.00	USD	27	242
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International PLC	8,400	06/18/21	USD	360.00	USD	2,165	13,020

								396,625

32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Bank of America N.A.	—	04/01/20	JPY	118.00	EUR	859	$1,293
EUR Currency	Bank of America N.A.	—	04/02/20	NOK	10.20	EUR	861	1
USD Currency	Deutsche Bank AG	—	04/02/20	JPY	107.00	USD	2,507	7,065
USD Currency	Deutsche Bank AG	—	04/02/20	BRL	4.20	USD	734	1
USD Currency	HSBC Bank USA	—	04/02/20	MXN	19.75	USD	955	1
USD Currency	Deutsche Bank AG	—	04/03/20	RUB	63.00	USD	734	1
USD Currency	Bank of America N.A.	—	04/06/20	JPY	103.50	USD	3,008	2,665
USD Currency	Bank of America N.A.	—	04/10/20	RUB	62.50	USD	734	12
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	62.50	USD	1,387	22
EUR Currency	Deutsche Bank AG	—	04/14/20	USD	1.11	EUR	678	8,888
EUR Currency	Deutsche Bank AG	—	04/14/20	USD	1.11	EUR	678	8,888
EUR Currency	Bank of America N.A.	—	04/23/20	USD	1.15	EUR	4,000	209,961
EUR Currency	Bank of America N.A.	—	04/23/20	JPY	120.00	EUR	10,000	202,989
USD Currency	Citibank N.A.	—	04/24/20	RUB	65.30	USD	1,324	262
USD Currency	HSBC Bank USA	—	04/27/20	JPY	106.75	USD	5,456	61,762
EUR Currency	JPMorgan Chase Bank N.A.	—	04/29/20	NOK	9.90	EUR	1,980	675
USD Currency	Deutsche Bank AG	—	04/30/20	RUB	65.30	USD	1,433	348
USD Currency	Deutsche Bank AG	—	05/01/20	JPY	104.00	USD	836	5,401
EUR Currency	UBS AG	—	05/08/20	USD	1.09	EUR	21,961	151,720
EUR Currency	UBS AG	—	05/08/20	USD	1.09	EUR	20,000	138,171
USD Currency	Deutsche Bank AG	—	05/22/20	ZAR	17.50	USD	306	5,764
USD Currency	Deutsche Bank AG	—	05/22/20	RUB	78.00	USD	458	13,613
USD Currency	Morgan Stanley & Co. International PLC	—	05/26/20	JPY	108.00	USD	1,854	38,000
USD Currency	Morgan Stanley & Co. International PLC	—	05/27/20	JPY	108.00	USD	1,284	26,511
EUR Currency	Natwest Markets PLC	—	06/24/20	USD	1.17	EUR	5,150	347,231
EUR Currency	Bank of America N.A.	—	07/23/20	USD	1.12	EUR	846	22,229

								1,253,474

								$1,650,099

Interest Rate Caps – Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.71%	Goldman Sachs International	5/29/20	USD	26,204	$(1,923)	(11,792)	$9,869

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Lowe’s Cos., Inc.	40	04/17/20	USD	135.00	USD	344	$(80)
SPDR S&P 500 ETF Trust	69	04/17/20	USD	333.00	USD	1,778	(138)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	80	04/17/20	USD	55.00	USD	382	(1,200)
Bank of America Corp.	38	06/19/20	USD	38.00	USD	81	(171)
JPMorgan Chase & Co.	8	06/19/20	USD	150.00	USD	72	(84)
Utilities Select Sector SPDR Fund	56	06/19/20	USD	66.00	USD	310	(2,828)
Verizon Communications, Inc.	40	06/19/20	USD	65.00	USD	215	(460)
SPDR S&P 500 ETF Trust	45	09/30/20	USD	230.00	USD	1,160	(188,708)
SPDR S&P 500 ETF Trust	15	09/30/20	USD	253.00	USD	387	(39,750)

							(233,419)

33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Invesco QQQ Trust	18	04/17/20	USD	180.00	USD	343	$(8,640)
Raytheon Co.	3	04/17/20	USD	160.00	USD	39	(8,925)
SPDR S&P 500 ETF Trust	13	04/17/20	USD	300.00	USD	335	(56,908)
iShares iBoxx USD High Yield Corporate Bond ETF	16	04/17/20	USD	83.00	USD	123	(10,280)
SPDR S&P 500 ETF Trust	18	04/24/20	USD	220.00	USD	464	(6,831)
CVS Health Corp.	14	05/15/20	USD	55.00	USD	83	(3,339)
Raytheon Co.	3	05/15/20	USD	170.00	USD	39	(12,217)
SPDR S&P 500 ETF Trust	13	05/15/20	USD	290.00	USD	335	(46,124)
SPDR S&P 500 ETF Trust	40	05/15/20	USD	220.00	USD	1,031	(25,660)
SPDR S&P 500 ETF Trust	27	06/19/20	USD	250.00	USD	696	(47,047)
SPDR S&P 500 ETF Trust	49	06/19/20	USD	210.00	USD	1,263	(35,525)
Invesco QQQ Trust	7	07/17/20	USD	160.00	USD	133	(5,005)
SPDR S&P 500 ETF Trust	8	09/30/20	USD	190.00	USD	206	(6,240)
SPDR S&P 500 ETF Trust	45	09/30/20	USD	230.00	USD	1,160	(74,340)
SPDR S&P 500 ETF Trust	15	09/30/20	USD	253.00	USD	387	(36,180)
SPDR S&P 500 ETF Trust	45	09/30/20	USD	205.00	USD	1,160	(47,430)

							(430,691)

							$(664,110)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency Put/ JPY Currency Call	Down-and-in	Bank of America N.A.	3,008,000	04/06/20	USD	100.00	JPY	96.50	USD	(3,008)	$(485)
USD Currency Put/ RUB Currency Call	Down-and-out	Deutsche Bank AG	946,000	04/24/20	USD	64.00	RUB	63.20	USD	(946)	(1)
S&P 500 Index	Down-and-in	Goldman Sachs International	152	06/02/20	USD	2,871.81	USD	2569.51	USD	(437)	(44,456)

											$(44,942)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap, 04/29/22	1.90%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Goldman Sachs International	04/27/20	1.90%	USD	17,926	$(531,099)
2-Year Interest Rate Swap, 08/15/22	0.88	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	08/13/20	0.88	USD	21,242	(238,153)
10-Year Interest Rate Swap, 09/12/30	0.68	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	09/10/20	0.68	USD	783	(16,051)
10-Year Interest Rate Swap, 09/25/30	0.66	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	09/23/20	0.66	USD	1,989	(40,195)

34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 09/27/30	0.76%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Deutsche Bank AG	09/25/20	0.76%	USD	994	$(25,023)

										(850,521)

Put
2-Year Interest Rate Swap, 04/08/22	3-Month LIBOR, 1.45%	Quarterly	1.57%	Semi-Annual	Citibank N.A.	04/06/20	1.57	USD	9,693	—
2-Year Interest Rate Swap, 04/10/22	3-Month LIBOR, 1.45%	Quarterly	1.67	Semi-Annual	Bank of America N.A.	04/08/20	1.67	USD	34,418	—
2-Year Interest Rate Swap, 08/15/22	3-Month LIBOR, 1.45%	Quarterly	1.88	Semi-Annual	Bank of America N.A.	08/13/20	1.88	USD	21,242	—
10-Year Interest Rate Swap, 09/12/30	3-Month LIBOR, 1.45%	Quarterly	0.68	Semi-Annual	Morgan Stanley & Co. International PLC	09/10/20	0.68	USD	783	(18,739)
10-Year Interest Rate Swap, 09/25/30	3-Month LIBOR, 1.45%	Quarterly	0.66	Semi-Annual	JPMorgan Chase Bank N.A.	09/23/20	0.66	USD	1,989	(50,287)
10-Year Interest Rate Swap, 09/27/30	3-Month LIBOR, 1.45%	Quarterly	0.76	Semi-Annual	Deutsche Bank AG	09/25/20	0.76	USD	994	(20,006)
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 1.45%	Quarterly	3.55	Semi-Annual	Bank of America N.A.	10/05/20	3.55	USD	20,809	—
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 1.45%	Quarterly	3.75	Semi-Annual	Bank of America N.A.	10/13/20	3.75	USD	36,833	—
10-Year Interest Rate Swap, 02/13/32	3-Month LIBOR, 1.45%	Quarterly	2.00	Semi-Annual	JPMorgan Chase Bank N.A.	02/11/22	2.00	USD	8,100	(47,710)

										(136,742)

										$(987,263)

35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	04/02/20	BRL	4.35	USD	459	$(74,267)
USD Currency	HSBC Bank USA	—	04/02/20	MXN	20.00	USD	287	(43,858)
USD Currency	Citibank N.A.	—	04/08/20	ZAR	17.00	USD	626	(30,871)
USD Currency	Bank of America N.A.	—	04/10/20	RUB	66.00	USD	459	(70,641)
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	64.00	USD	277	(49,723)
Apple, Inc.	Morgan Stanley & Co. International PLC	1,000	04/17/20	USD	290.00	USD	254	(825)
HCA Holdings Inc.	Morgan Stanley & Co. International PLC	303	04/17/20	USD	150.00	USD	27	(136)
USD Currency	Deutsche Bank AG	—	04/30/20	RUB	67.50	USD	669	(92,578)
USD Currency	Deutsche Bank AG	—	05/21/20	MXN	25.50	USD	354	(7,993)
USD Currency	Deutsche Bank AG	—	06/04/20	ZAR	17.00	USD	2,106	(137,768)
HCA Holdings Inc.	Morgan Stanley & Co. International PLC	303	06/19/20	USD	150.00	USD	27	(242)

								(508,902)

Put
USD Currency	HSBC Bank USA	—	04/02/20	MXN	19.25	USD	1,433	(1)
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	61.00	USD	2,774	(28)
EUR Currency	Deutsche Bank AG	—	04/14/20	USD	1.08	EUR	678	(1,708)
EUR Currency	Deutsche Bank AG	—	04/14/20	USD	1.08	EUR	678	(1,708)
Apple, Inc.	Morgan Stanley & Co. International PLC	1,000	04/17/20	USD	200.00	USD	254	(1,580)
HCA Holdings Inc.	Morgan Stanley & Co. International PLC	303	04/17/20	USD	95.00	USD	27	(2,621)
EUR Currency	Bank of America N.A.	—	04/23/20	USD	1.15	EUR	4,000	(209,961)
USD Currency	Citibank N.A.	—	04/24/20	RUB	63.50	USD	1,324	(144)
USD Currency	Citibank N.A.	—	04/29/20	MXN	23.00	USD	350	(7,925)
USD Currency	Deutsche Bank AG	—	04/29/20	USD	17.00	USD	1,840	(11,793)
USD Currency	Citibank N.A.	—	05/01/20	JPY	104.00	USD	836	(5,401)
EUR Currency	Morgan Stanley & Co. International PLC	—	05/08/20	USD	1.09	EUR	4,400	(30,398)
EUR Currency	UBS AG	—	05/08/20	USD	1.07	EUR	30,000	(107,764)
USD Currency	Deutsche Bank AG	—	05/22/20	ZAR	16.50	USD	460	(2,132)
USD Currency	Deutsche Bank AG	—	05/22/20	RUB	75.00	USD	686	(8,976)
USD Currency	Morgan Stanley & Co. International PLC	—	05/26/20	JPY	103.00	USD	1,854	(14,276)
USD Currency	Morgan Stanley & Co. International PLC	—	05/27/20	JPY	103.00	USD	1,712	(13,390)
HCA Holdings Inc.	Morgan Stanley & Co. International PLC	303	06/19/20	USD	100.00	USD	27	(4,909)
EUR Currency	Natwest Markets PLC	—	06/24/20	USD	1.17	EUR	5,150	(347,231)
EUR Currency	Bank of America N.A.	—	07/23/20	USD	1.12	EUR	846	(22,229)

								(794,175)

								$(1,303,077)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	USD	3,886	$169,737	$(176,915)	$346,652
Markit iTraxx XO, Series 28, Version 1	5.00	Quarterly	12/20/22	EUR	492	1,734	(39,002)	40,736
Markit iTraxx Europe, Series 29, Version 1	1.00	Quarterly	06/20/23	EUR	440	(2,997)	(6,865)	3,868
Markit CDX North America IG, Series 32, Version 1	1.00	Quarterly	06/20/24	USD	2,663	2,635	(48,185)	50,820
Markit CDX North America IG, Series 33, Version 1	1.00	Quarterly	12/20/24	USD	2,019	6,340	(28,960)	35,300
Markit iTraxx Europe, Series 33, Version 1	1.00	Quarterly	06/20/25	EUR	1,730	(3,468)	17,306	(20,774)
Markit iTraxx XO, Series 33, Version 1	5.00	Quarterly	06/20/25	EUR	1,400	44,111	82,497	(38,386)

						$218,092	$(200,124)	$418,216

36

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Finsr, Series 28, Version 1	1.00%	Quarterly	12/20/22	CC+	EUR	1,318	$8,649	$11,749	$(3,100)
Markit CDX North America IG, Series 30, Version 1	1.00	Quarterly	06/20/23	BB	USD	830	(120)	8,096	(8,216)
Markit iTraxx Finsr, Series 29, Version 1	1.00	Quarterly	06/20/23	CCC	EUR	1,020	4,698	14,071	(9,373)
Markit CDX North America High Yield, Series 32, Version 1	5.00	Quarterly	06/20/24	B-	USD	1,731	(88,275)	105,900	(194,175)

							$(75,048)	$139,816	$(214,864)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 6.71%	Monthly	6.88	Monthly	N/A		12/15/20	MXN	62,118	$17,085	$37	$17,048
1-Month MXIBOR, 6.71%	Monthly	6.88	Monthly	N/A		12/16/20	MXN	120,182	33,033	72	32,961
6-Month LIBOR, 1.35%	Semi-Annual	1.91	Semi-Annual	N/A		07/09/21	CAD	9,280	97,308	88	97,220
6-Month LIBOR, 1.35%	Semi-Annual	1.91	Semi-Annual	N/A		07/09/21	CAD	720	7,531	6	7,525
2.46	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		07/25/21	USD	19,070	(497,408)	212	(497,620)
2.18	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/01/21	USD	29,547	(656,716)	333	(657,049)
2.34	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/02/21	USD	38,983	(959,524)	440	(959,964)
2.20	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/09/21	USD	29,591	(673,015)	338	(673,353)
2.16	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/12/21	USD	17,394	(389,296)	200	(389,496)
1.16	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		10/03/21	USD	500	(5,384)	3	(5,387)
1-Month MXIBOR, 6.71%	Monthly	6.52	Monthly	N/A		12/14/21	MXN	94,296	49,348	72	49,276
1-Month MXIBOR, 6.71%	Monthly	6.51	Monthly	N/A		12/15/21	MXN	80,339	41,624	61	41,563
6-Month LIBOR, (0.55)%	Semi-Annual	(0.62)	Annual	01/07/21	(a)	01/07/22	CHF	3,318	624	59	565
6-Month LIBOR, (0.55)%	Semi-Annual	(0.62)	Annual	01/08/21	(a)	01/08/22	CHF	5,276	987	94	893
6-Month LIBOR, (0.55)%	Semi-Annual	(0.60)	Annual	01/15/21	(a)	01/15/22	CHF	1,666	702	30	672
6-Month BUBOR, 0.46%	Semi-Annual	0.62	Annual	N/A		02/07/22	HUF	167,930	1,029	9	1,020
6-Month BUBOR, 0.46%	Semi-Annual	0.63	Annual	N/A		02/10/22	HUF	151,137	985	8	977

37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month BUBOR, 0.46%	Semi-Annual	0.66%	Annual	N/A		02/11/22	HUF	193,697	$1,526	$10	$1,516
6-Month BUBOR, 0.46%	Semi-Annual	0.65	Annual	N/A		02/12/22	HUF	149,626	1,080	8	1,072
6-Month BUBOR, 0.46%	Semi-Annual	0.65	Annual	N/A		02/13/22	HUF	152,537	1,049	8	1,041
3-Month LIBOR, 1.45%	Quarterly	2.07	Semi-Annual	N/A		02/28/22	USD	11,100	339,641	95	339,546
3-Month LIBOR, 1.45%	Quarterly	1.21	Semi-Annual	N/A		03/27/22	USD	15,648	238,933	262	238,671
1.06	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		03/27/22	USD	53,900	(661,233)	903	(662,136)
1-Month MXIBOR, 6.71%	Monthly	7.00	Monthly	N/A		08/11/22	MXN	38,353	44,616	26	44,590
3-Month LIBOR, 1.45%	Quarterly	2.16	Semi-Annual	N/A		09/29/22	USD	1,860	80,139	—	80,139
1-Month MXIBOR, 6.71%	Monthly	6.89	Monthly	N/A		09/29/22	MXN	20,000	21,595	11	21,584
7.11	Monthly	1-Month MXIBOR, 6.71%	Monthly	N/A		10/14/22	MXN	14,909	(19,796)	5	(19,801)
7.11	Monthly	1-Month MXIBOR, 6.71%	Monthly	N/A		10/14/22	MXN	19,651	(25,988)	10	(25,998)
3-Month LIBOR, 1.45%	Quarterly	2.12	Semi-Annual	N/A		10/30/22	USD	3,500	171,239	(2,544)	173,783
2.02	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		10/30/22	USD	2,000	(91,846)	3,783	(95,629)
3-Month LIBOR, 1.45%	Quarterly	2.26	Semi-Annual	N/A		12/14/22	USD	1,735	98,460	17	98,443
12-Month EURIBOR, (0.17)%	Annual	(0.40)	Annual	01/28/22	(a)	01/28/23	EUR	4,342	3,965	620	3,345
12-Month EURIBOR, (0.17)%	Annual	(0.45)	Annual	02/08/22	(a)	02/08/23	EUR	2,416	772	178	594
12-Month EURIBOR, (0.17)%	Annual	(0.58)	Annual	02/08/22	(a)	02/08/23	EUR	750	(824)	19	(843)
12-Month EURIBOR, (0.17)%	Annual	(0.46)	Annual	02/11/22	(a)	02/11/23	EUR	5,848	1,171	111	1,060
12-Month EURIBOR, (0.17)%	Annual	(0.49)	Annual	02/25/22	(a)	02/25/23	EUR	2,950	(316)	55	(371)
12-Month EURIBOR, (0.17)%	Annual	(0.55)	Annual	03/02/22	(a)	03/02/23	EUR	1,540	(1,222)	41	(1,263)
1-Month MXIBOR, 6.71%	Monthly	6.77	Monthly	N/A		03/09/23	MXN	43,053	44,604	34	44,570
1-Month MXIBOR, 6.71%	Monthly	6.36	Monthly	N/A		03/23/23	MXN	73,431	42,108	51	42,057
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.12	Semi-Annual	N/A		04/24/23	JPY	3,065,000	171,030	345	170,685
3.00	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		10/25/23	USD	3,313	(331,701)	44	(331,745)
3.13	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		11/16/23	USD	9,596	(1,016,890)	129	(1,017,019)

38

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.45%	Quarterly	3.09%	Semi-Annual	N/A		11/27/23	USD	3,756	$393,849	$51	$393,798
3-Month LIBOR, 1.45%	Quarterly	1.86	Semi-Annual	N/A		11/30/23	USD	21,500	1,204,552	343	1,204,209
3-Month LIBOR, 1.45%	Quarterly	3.08	Semi-Annual	N/A		12/04/23	USD	2,986	315,242	41	315,201
3-Month LIBOR, 1.45%	Quarterly	3.06	Semi-Annual	N/A		12/20/23	USD	18,445	1,946,796	255	1,946,541
3-Month LIBOR, 1.45%	Quarterly	3.05	Semi-Annual	N/A		12/28/23	USD	14,605	1,528,359	203	1,528,156
12-Month EURIBOR, (0.17)%	Annual	(0.56)	Annual	03/09/23	(a)	03/09/24	EUR	8,390	(16,783)	103	(16,886)
3-Month LIBOR, 1.45%	Quarterly	1.72	Semi-Annual	N/A		06/27/24	USD	7,468	427,098	115	426,983
3-Month LIBOR, 1.45%	Quarterly	1.76	Semi-Annual	N/A		07/02/24	USD	798	43,010	12	42,998
3-Month LIBOR, 1.45%	Quarterly	1.72	Semi-Annual	N/A		07/05/24	USD	2,320	121,067	36	121,031
3-Month LIBOR, 1.45%	Quarterly	1.72	Semi-Annual	N/A		07/05/24	USD	780	40,686	12	40,674
3-Month LIBOR, 1.45%	Quarterly	2.64	Semi-Annual	N/A		07/26/24	USD	5,230	492,392	82	492,310
2.34	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		07/26/24	USD	19,050	(1,537,290)	300	(1,537,590)
3-Month LIBOR, 1.45%	Quarterly	2.31	Semi-Annual	N/A		08/09/24	USD	3,995	318,860	63	318,797
3-Month LIBOR, 1.45%	Quarterly	2.30	Semi-Annual	N/A		08/09/24	USD	2,397	189,704	38	189,666
2.16	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/09/24	USD	12,872	(940,820)	204	(941,024)
2.15	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/09/24	USD	7,694	(557,184)	122	(557,306)
1-Month MXIBOR, 6.71%	Monthly	6.73	Monthly	N/A		08/09/24	MXN	6,905	6,103	6	6,097
3-Month LIBOR, 1.45%	Quarterly	2.28	Semi-Annual	N/A		08/12/24	USD	2,349	184,094	37	184,057
2.13	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/12/24	USD	7,136	(511,244)	113	(511,357)
1-Month MXIBOR, 6.71%	Monthly	6.67	Monthly	N/A		08/12/24	MXN	28,395	22,198	24	22,174
1-Month MXIBOR, 6.71%	Monthly	6.72	Monthly	N/A		08/13/24	MXN	24,432	20,916	20	20,896
1.51	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/28/24	USD	19,731	(881,647)	317	(881,964)
1.52	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		09/12/24	USD	2,775	(131,994)	45	(132,039)
3-Month LIBOR, 1.45%	Quarterly	2.26	Semi-Annual	N/A		10/25/24	USD	10,653	923,158	177	922,981
1-Month MXIBOR, 6.71%	Monthly	6.59	Monthly	N/A		11/08/24	MXN	17,860	9,668	15	9,653

39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.56%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		11/08/24	USD	10,807	(561,656)	181	(561,837)
3-Month LIBOR, 1.45%	Quarterly	1.28	Semi-Annual	N/A		11/29/24	USD	5,130	199,739	87	199,652
1.53	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		12/02/24	USD	10,260	(527,897)	174	(528,071)
3-Month LIBOR, 1.45%	Quarterly	1.15	Semi-Annual	06/17/20	(a)	06/17/25	USD	142	4,713	3	4,710
3-Month LIBOR, 1.45%	Quarterly	2.49	Semi-Annual	N/A		09/30/25	USD	18,750	2,003,529	304	2,003,225
1.71	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		05/05/26	USD	92	(6,699)	1	(6,700)
1.70	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		05/05/26	USD	6,150	(445,827)	30	(445,857)
1.73	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		05/25/26	USD	290	(21,640)	—	(21,640)
1.74	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		05/25/26	USD	210	(15,825)	—	(15,825)
1.72	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		05/25/26	USD	220	(16,314)	3	(16,317)
1.73	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		05/26/26	USD	740	(55,581)	9	(55,590)
1.76	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		11/10/26	USD	1,363	(109,894)	18	(109,912)
1.74	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		11/16/26	USD	6,380	(507,369)	16,385	(523,754)
2.37	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		12/15/26	USD	920	(116,009)	—	(116,009)
1.80	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		01/30/27	USD	2,520	(203,996)	21,377	(225,373)
1.80	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		01/31/27	USD	2,600	(210,695)	19,842	(230,537)
2.31	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		07/28/27	USD	2,570	(316,581)	40	(316,621)
2.39	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		10/31/27	USD	1,300	(180,593)	3,618	(184,211)
3.06	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		11/15/27	USD	5,500	(1,058,435)	91	(1,058,526)
2.28	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		12/08/27	USD	2,354	(312,082)	38	(312,120)
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.31	Semi-Annual	N/A		04/24/28	JPY	845,388	220,709	144	220,565
3.09	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		04/27/28	USD	540	(110,461)	9	(110,470)
3.05	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		04/30/28	USD	2,235	(450,373)	37	(450,410)
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.35	Semi-Annual	N/A		05/01/28	JPY	575,000	165,696	95	165,601
3.07	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		06/14/28	USD	2,140	(440,161)	36	(440,197)

40

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.05%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	06/18/28	USD	1,410	$(288,511)	$(9,295)	$(279,216)
2.94	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	07/17/28	USD	4,726	(894,967)	83	(895,050)
3-Month LIBOR, 1.45%	Quarterly	3.08%	Semi-Annual	N/A	09/04/28	USD	1,600	324,736	28	324,708
3-Month LIBOR, 1.45%	Quarterly	3.06	Semi-Annual	N/A	09/05/28	USD	1,560	313,675	28	313,647
3-Month LIBOR, 1.45%	Quarterly	3.10	Semi-Annual	N/A	09/06/28	USD	1,641	336,874	29	336,845
3-Month LIBOR, 1.45%	Quarterly	3.10	Semi-Annual	N/A	09/06/28	USD	1,638	335,570	29	335,541
3-Month LIBOR, 1.45%	Quarterly	3.17	Semi-Annual	N/A	11/20/28	USD	1,155	256,335	21	256,314
3.08	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	12/19/28	USD	6,410	(1,383,603)	118	(1,383,721)
3.28	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	01/04/29	USD	2,420	(552,449)	45	(552,494)
3-Month LIBOR, 1.45%	Quarterly	3.13	Semi-Annual	N/A	01/04/29	USD	8,275	1,778,847	150	1,778,697
2.80	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	01/11/29	USD	1,320	(244,792)	24	(244,816)
3.04	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	02/16/29	USD	1,435	(298,082)	27	(298,109)
2.82	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	02/21/29	USD	7,650	(1,439,148)	140	(1,439,288)
2.85	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	02/21/29	USD	2,640	(504,852)	48	(504,900)
3-Month LIBOR, 1.45%	Quarterly	2.72	Semi-Annual	N/A	02/21/29	USD	10,900	1,953,764	199	1,953,565
3-Month LIBOR, 1.45%	Quarterly	2.75	Semi-Annual	N/A	02/21/29	USD	9,350	1,704,993	171	1,704,822
3-Month LIBOR, 1.45%	Quarterly	2.70	Semi-Annual	N/A	03/13/29	USD	3,843	693,895	71	693,824
3-Month LIBOR, 1.45%	Quarterly	2.61	Semi-Annual	N/A	04/10/29	USD	3,843	690,031	72	689,959
3-Month LIBOR, 1.45%	Quarterly	2.30	Semi-Annual	N/A	05/28/29	USD	2,454	370,971	46	370,925
2.21	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	06/26/29	USD	8,155	(1,177,063)	155	(1,177,218)
3-Month LIBOR, 1.45%	Quarterly	1.96	Semi-Annual	N/A	06/27/29	USD	2,645	318,830	50	318,780
3-Month LIBOR, 1.45%	Quarterly	1.99	Semi-Annual	N/A	06/28/29	USD	1,654	204,225	32	204,193
3-Month LIBOR, 1.45%	Quarterly	1.97	Semi-Annual	N/A	07/02/29	USD	868	101,232	17	101,215
3-Month LIBOR, 1.45%	Quarterly	2.59	Semi-Annual	N/A	07/25/29	USD	8,590	1,504,718	166	1,504,552
3-Month LIBOR, 1.45%	Quarterly	2.73	Semi-Annual	N/A	08/02/29	USD	4,473	843,104	85	843,019

41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.01%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	09/06/29	USD	2,958	$(365,012)	$58	$(365,070)
2.02	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	09/09/29	USD	2,958	(366,516)	58	(366,574)
1.76	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	09/27/29	USD	2,536	(252,509)	50	(252,559)
1.79	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	09/30/29	USD	1,560	(159,320)	31	(159,351)
1.78%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	10/02/29	USD	3,104	(326,281)	61	(326,342)
2.34	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	10/25/29	USD	10,653	(1,714,376)	211	(1,714,587)
3-Month LIBOR, 1.45%	Quarterly	1.75%	Semi-Annual	N/A	11/08/29	USD	2,360	243,415	47	243,368
1-Month MXIBOR, 6.71%	Monthly	7.14	Monthly	N/A	03/15/30	MXN	23,197	9,595	21	9,574
3-Month LIBOR, 1.45%	Quarterly	1.29	Semi-Annual	N/A	03/27/30	USD	2,813	160,290	59	160,231
1.09	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	03/27/30	USD	12,183	(454,751)	256	(455,007)
3-Month LIBOR, 1.45%	Quarterly	2.92	Semi-Annual	N/A	05/15/44	USD	3,150	1,471,037	76	1,470,961
2.62	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	05/11/47	USD	1,724	(757,783)	—	(757,783)
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.85	Semi-Annual	N/A	04/24/48	JPY	140,000	253,689	41	253,648
3-Month LIBOR, 1.45%	Quarterly	3.12	Semi-Annual	N/A	04/27/48	USD	870	508,662	21	508,641
3-Month LIBOR, 1.45%	Quarterly	3.18	Semi-Annual	N/A	05/18/48	USD	770	461,716	19	461,697
3-Month LIBOR, 1.45%	Quarterly	3.01	Semi-Annual	N/A	07/13/48	USD	3,035	1,676,398	80	1,676,318
3-Month LIBOR, 1.45%	Quarterly	3.27	Semi-Annual	N/A	11/20/48	USD	575	364,724	15	364,709
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.83	Semi-Annual	N/A	12/10/48	JPY	55,000	96,436	16	96,420
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.66	Semi-Annual	N/A	01/08/49	JPY	50,000	65,717	15	65,702
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.27	Semi-Annual	N/A	09/19/49	JPY	265,000	72,213	80	72,133
0.38	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A	01/10/50	JPY	20,000	(11,436)	6	(11,442)
0.40	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A	01/10/50	JPY	20,000	(12,621)	6	(12,627)

								$2,629,733	$65,305	$2,564,428

(a)	Forward Swap.

42

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	Quarterly	3.41%	Semi-Annual	12/15/24	GBP	270	$(6,046)	$13	$(6,059)
UK Retail Price Index All Items Monthly	Quarterly	3.45	Semi-Annual	12/15/24	GBP	545	(13,737)	26	(13,763)
UK Retail Price Index All Items Monthly	Quarterly	3.51	Semi-Annual	12/15/24	GBP	550	(16,091)	26	(16,117)
UK Retail Price Index All Items Monthly	Quarterly	3.35	Semi-Annual	01/15/25	GBP	270	(4,923)	13	(4,936)
UK Retail Price Index All Items Monthly	Quarterly	3.30	Semi-Annual	02/15/25	GBP	620	(6,658)	29	(6,687)
Change in Return of the Consumer Price Index for all Urban Consumers	Quarterly	1.89	Semi-Annual	12/10/29	USD	335	(28,308)	14	(28,322)
Change in Return of the Consumer Price Index for all Urban Consumers	Quarterly	1.92	Semi-Annual	12/12/29	USD	335	(29,311)	14	(29,325)
3.51	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	12/15/29	GBP	270	9,052	14	9,038
3.53	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	12/15/29	GBP	545	20,069	29	20,040
3.58	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	12/15/29	GBP	550	24,799	29	24,770
3.48	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	01/15/30	GBP	270	7,866	14	7,852
3.41	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	02/15/30	GBP	620	7,932	33	7,899
Change in Return of the Consumer Price Index for all Urban Consumers	Quarterly	1.66	Semi-Annual	03/03/30	USD	660	(40,724)	27	(40,751)

							$(76,080)	$281	$(76,361)

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Hess Corp.	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	150	$20,954	$(883)	$21,837
Akzo Nobel NV	1.00	Quarterly	Barclays Bank PLC	12/20/24	EUR	625	(15,742)	(19,680)	3,938
Lanxess AG	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	375	(530)	(7,815)	7,285
Lanxess AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	EUR	100	(141)	(2,069)	1,928
Valeo SA	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	100	10,012	205	9,807
Federal Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	694	54,120	91,600	(37,480)
Federal Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	850	66,247	124,732	(58,485)
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/25	USD	3,862	48,133	126,854	(78,721)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/25	USD	469	28,158	55,328	(27,170)
Republic of Philippines	1.00	Quarterly	Citibank N.A.	06/20/25	USD	1,723	2,700	61,012	(58,312)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	2,750	394,756	387,401	7,355

43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps - Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
State of Qatar	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	508	$6,730	$18,748	$(12,018)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/25	USD	3,174	203,185	327,552	(124,367)

							$818,582	$1,162,985	$(344,403)

OTC Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 9	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	1,350	$(343,432)	$(137,702)	$(205,730)
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	265	(67,414)	(1,090)	(66,324)
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	190	(48,335)	(591)	(47,744)
Markit CMBX North America, Series 9	3.00	Monthly	Goldman Sachs International	09/17/58	NR	USD	70	(17,808)	(358)	(17,450)
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	70	(17,808)	(358)	(17,450)

								$(494,797)	$(140,099)	$(354,698)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.01%	Quarterly	4.53%	Quarterly	UBS AG	N/A		01/03/22	BRL	25,551	$41,089	$—	$41,089
1-Day BZDIOVER, 0.01%	Quarterly	5.69	Quarterly	UBS AG	N/A		01/03/22	BRL	12,853	71,020	—	71,020
3-Month KLIBOR, 2.80%	Quarterly	2.68	Quarterly	BNP Paribas S.A.	06/17/20	(a)	06/17/22	MYR	2,088	3,745	—	3,745
3-Month KLIBOR, 2.80%	Quarterly	2.70	Quarterly	BNP Paribas S.A.	06/17/20	(a)	06/17/22	MYR	2,100	4,004	—	4,004
3-Month KLIBOR, 2.80%	Quarterly	2.72	Quarterly	Bank of America N.A.	06/17/20	(a)	06/17/22	MYR	2,151	4,255	—	4,255
1-Day BZDIOVER, 0.01%,	Quarterly	8.26	Quarterly	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	769	17,342	—	17,342
2.72	Quarterly	3-Month KLIBOR, 2.80%	Quarterly	BNP Paribas S.A.	06/17/20	(a)	06/17/25	MYR	871	(2,787)	—	(2,787)
2.68	Quarterly	3-Month KLIBOR, 2.80%	Quarterly	Citibank N.A.	06/17/20	(a)	06/17/25	MYR	890	(2,462)	—	(2,462)
2.61	Quarterly	3-Month KLIBOR, 2.80%	Quarterly	Citibank N.A.	06/17/20	(a)	06/17/25	MYR	1,255	(2,504)	—	(2,504)
2.70	Quarterly	3-Month KLIBOR, 2.80%	Quarterly	Citibank N.A.	06/17/20	(a)	06/17/25	MYR	892	(2,613)	—	(2,613)

44

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
2.71%	Quarterly	3-Month KLIBOR, 2.80%	Quarterly	Citibank N.A.	06/17/20	(a)	06/17/25	MYR	871	$(2,730)	$—	$(2,730)
6-Month KLIBOR, 2.95%	Semi-Annual	0.66	Semi-Annual	Bank of America N.A.	09/16/20	(a)	09/16/25	THB	7,460	(4,397)	—	(4,397)
1-Day BZDIOVER, 0.01%,	Semi-Annual	7.20	Semi-Annual	Citibank N.A.	N/A		01/04/27	BRL	6,693	(5,630)	—	(5,630)
1-Day BZDIOVER, 0.01%,	Semi-Annual	7.40	Semi-Annual	JPMorgan Chase Bank N.A.	N/A		01/04/27	BRL	6,188	11,235	—	11,235
1-Day BZDIOVER, 0.01%,	Semi-Annual	7.44	Semi-Annual	Citibank N.A.	N/A		01/04/27	BRL	15,391	36,472	—	36,472
1-Day BZDIOVER, 0.01%,	Semi-Annual	7.45	Semi-Annual	JPMorgan Chase Bank N.A.	N/A		01/04/27	BRL	2,199	5,434	—	5,434
1-Day BZDIOVER, 0.01%,	Semi-Annual	7.52	Semi-Annual	JPMorgan Chase Bank N.A.	N/A		01/04/27	BRL	1,099	3,727	—	3,727
1-Day BZDIOVER, 0.01%,	Semi-Annual	7.55	Semi-Annual	Citibank N.A.	N/A		01/04/27	BRL	4,406	16,682	—	16,682

										$191,882	$—	$191,882

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$3,676,035	$134,651	$—	$3,810,686
Asset-Backed Securities	—	10,012,727	250,000	10,262,727
Corporate Bonds(a)	—	86,094,751	—	86,094,751
Floating Rate Loan Interests (a)	—	—	85,000	85,000
Foreign Agency Obligations(a)	—	72,433,052	—	72,433,052
Investment Companies (a)	6,034,560	—	—	6,034,560
Municipal Bonds(a)	—	181,579	—	181,579
Non-Agency Mortgage-Backed Securities(a)	—	5,784,123	—	5,784,123
Preferred Securities(a)	5,786	3,784,611	—	3,790,397
U.S. Government Sponsored Agency Securities (a)	—	73,041,804	—	73,041,804
U.S. Treasury Obligations	—	23,913,616	—	23,913,616
Warrants(a)	—	3,000	—	3,000
Options Purchased
Equity contracts	259,810	17,775	—	277,585
Interest rate contracts	—	253,243	—	253,243
Foreign exchange contracts	—	1,675,427	—	1,675,427
Other Contracts	1,750	471	—	2,221
Short-Term Securities:
Foreign Agency Obligations(a)	—	791,092	—	791,092
Money Market Funds	31,191,764	—	—	31,191,764
U.S. Treasury Obligations	—	683,157	—	683,157
Liabilities:
Investments:
TBA Sale Commitments	—	(10,259,851)	—	(10,259,851)
Investments Sold Short	(482,535)	—	—	(482,535)

	$40,687,170	$268,545,228	$335,000	$309,567,398

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$529,526	$—	$529,526
Forward foreign currency contracts	—	4,461,643	—	4,461,643
Interest rate contracts	177,369	29,621,404	—	29,798,773
Other contracts	—	69,599	—	69,599

46

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(1,025,275)	$—	$(1,025,275)
Equity contracts	(1,109,951)	(10,314)	—	(1,120,265)
Foreign exchange contracts	—	(1,293,249)	—	(1,293,249)
Forward foreign currency contracts	—	(2,740,946)	—	(2,740,946)
Interest rate contracts	—	(27,855,968)	—	(27,855,968)
Other contracts	—	(190,416)	—	(190,416)

	$(932,582)	$1,566,004	$—	$633,422

(a)	See above Consolidated Schedule of Investments for values in each security type/country/state or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $2,529,685 are categorized as Level 2 within the disclosure hierarchy.

47